UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-04041

GE INVESTMENTS FUNDS, INC

(Exact name of registrant as specified in charter)

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

1600 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 12/31

Date of reporting period: 09/30/12

Item 1.	Schedule of Investments

GEI U.S. Equity Fund

Schedule of Investments—September 30, 2012 (Unaudited)

	Number of Shares	Fair Value
Common Stock—94.1% †
Advertising—0.7%
Omnicom Group Inc.	4,137	$213,304

Aerospace & Defense—1.4%
Honeywell International Inc.	7,498	448,005

Agricultural Products—1.0%
Archer-Daniels-Midland Co.	10,935	297,213

Air Freight & Logistics—1.9%
United Parcel Service Inc.	8,156	583,725

Application Software—0.4%
Intuit Inc.	2,010	118,349

Asset Management & Custody Banks—3.8%
Ameriprise Financial Inc.	8,578	486,287
Invesco Ltd.	19,229	480,533
State Street Corp.	4,807	201,702	(e)
		1,168,522

Automobile Manufacturers—0.2%
Ford Motor Co.	7,289	71,870

Biotechnology—2.2%
Amgen Inc.	5,319	448,498
Gilead Sciences Inc.	3,743	248,273	(a)
		696,771

Broadcasting—1.1%
CBS Corp.	1,970	71,570
Discovery Communications Inc.	4,768	267,199	(a)
		338,769

Cable & Satellite—3.8%
Comcast Corp.	16,498	590,133
DIRECTV	4,531	237,696	(a)
Liberty Global Inc.	6,344	357,928	(a)
		1,185,757

Casinos & Gaming—0.4%
Las Vegas Sands Corp.	2,955	137,023

Communications Equipment—4.5%
Cisco Systems Inc.	38,497	734,908
Qualcomm Inc.	10,718	669,768
		1,404,676

Computer Hardware—4.6%
Apple Inc.	2,167	1,445,952

Construction & Farm Machinery & Heavy Trucks—1.0%
Caterpillar Inc.	236	20,305
Cummins Inc.	709	65,377
Deere & Co.	2,758	227,507
		313,189

Consumer Finance—1.4%
American Express Co.	7,676	436,457

Data Processing & Outsourced Services—3.9%
Paychex Inc.	7,881	262,358
The Western Union Co.	34,359	626,021
Visa Inc.	2,482	333,283
		1,221,662

Department Stores—0.4%
Macy’s Inc.	3,251	122,303

Diversified Chemicals—0.3%
EI du Pont de Nemours & Co.	788	39,613
PPG Industries Inc.	591	67,870
		107,483

Diversified Financial Services—3.4%
Citigroup Inc.	7,514	245,858
JPMorgan Chase & Co.	2,049	82,944
Wells Fargo & Co.	20,765	717,015
		1,045,817

Diversified Metals & Mining—1.0%
Freeport-McMoRan Copper & Gold Inc.	7,632	302,075

Electric Utilities—0.5%
FirstEnergy Corp.	3,475	153,247

Fertilizers & Agricultural Chemicals—1.2%
Monsanto Co.	3,034	276,155
Potash Corporation of Saskatchewan Inc.	2,325	100,952
		377,107

General Merchandise Stores—1.0%
Target Corp.	4,977	315,890

Healthcare Distributors—0.5%
Cardinal Health Inc.	4,334	168,896

Healthcare Equipment—3.4%
Covidien PLC	14,098	837,703
Medtronic Inc.	5,319	229,355
		1,067,058

Healthcare Facilities—0.2%
HCA Holdings Inc.	2,069	68,794

Healthcare Services—3.0%
Express Scripts Holding Co.	15,131	948,260	(a)

Heavy Electrical Equipment—0.2%
ABB Ltd. ADR	3,881	72,575

Home Building—0.6%
MDC Holdings Inc.	4,847	186,658

Home Furnishing Retail—0.5%
Bed Bath & Beyond Inc.	2,364	148,932	(a)

Home Improvement Retail—2.0%
Lowe's Companies Inc.	20,174	610,062

Independent Power Producers & Energy Traders—0.8%
Calpine Corp.	6,147	106,343	(a)
The AES Corp.	12,215	133,999	(a)
		240,342

Industrial Machinery—1.3%
Dover Corp.	5,714	339,926
Eaton Corp.	1,576	74,482
		414,408

Integrated Oil & Gas—4.9%
Chevron Corp.	6,186	721,040
Exxon Mobil Corp.	1,694	154,916	(h)
Hess Corp.	2,049	110,072
Occidental Petroleum Corp.	6,206	534,088
		1,520,116

Integrated Telecommunication Services—0.2%
AT&T Inc.	1,576	59,415

Internet Retail—0.4%
Amazon.com Inc.	493	125,380	(a)

Internet Software & Services—3.5%
Baidu Inc. ADR	2,601	303,849	(a)
eBay Inc.	7,526	364,334	(a)
Google Inc.	552	416,484	(a)
		1,084,667

Investment Banking & Brokerage—1.2%
The Goldman Sachs Group Inc.	3,251	369,574

IT Consulting & Other Services—0.7%
International Business Machines Corp.	1,024	212,429

Life & Health Insurance—0.4%
Prudential Financial Inc.	2,266	123,520

Life Sciences Tools & Services—1.1%
Agilent Technologies Inc.	5,359	206,054
PerkinElmer Inc.	4,334	127,723
		333,777

Movies & Entertainment—2.4%
The Walt Disney Co.	2,758	144,188
Time Warner Inc.	13,271	601,574
		745,762

Multi-Line Insurance—1.4%
American International Group Inc.	12,805	419,876	(a)

Oil & Gas Equipment & Services—2.1%
Halliburton Co.	1,655	55,757
Schlumberger Ltd.	8,077	584,209
		639,966

Oil & Gas Exploration & Production—1.9%
Anadarko Petroleum Corp.	6,915	483,497
Marathon Oil Corp.	4,137	122,331
		605,828

Oil & Gas Storage & Transportation—0.2%
The Williams Companies Inc.	2,167	75,780

Packaged Foods & Meats—1.3%
Kraft Foods Inc.	9,240	382,074	(a)
Mondelez International Inc.	887	23,550
		405,624

Pharmaceuticals—4.6%
Bristol-Myers Squibb Co.	5,516	186,165
Johnson & Johnson	8,393	578,362
Novartis AG ADR	1,281	78,474
Pfizer Inc.	23,445	582,608
		1,425,609

Property & Casualty Insurance—1.4%
ACE Ltd.	5,910	446,796

Railroads—0.4%
CSX Corp.	5,713	118,545

Real Estate Services—0.0%*
CBRE Group Inc.	393	7,235	(a)

Regional Banks—1.3%
Regions Financial Corp.	54,829	395,317

Research & Consulting Services—0.3%
Nielsen Holdings N.V.	3,192	95,696	(a)

Semiconductors—1.1%
Altera Corp.	1,872	63,620
Analog Devices Inc.	1,773	69,484
Texas Instruments Inc.	7,290	200,839
		333,943

Soft Drinks—2.6%
Coca-Cola Enterprises Inc.	6,502	203,318
PepsiCo Inc.	8,452	598,148
		801,466

Specialized Finance—1.8%
CME Group Inc.	9,851	564,462

Specialized REITs—0.7%
American Tower Corp.	2,955	210,957

Specialty Stores—0.4%
Dick’s Sporting Goods Inc.	2,679	138,906

Steel—0.4%
Allegheny Technologies Inc.	3,842	122,560

Systems Software—4.5%
Microsoft Corp.	26,499	789,140
Oracle Corp.	19,465	612,953
		1,402,093

Tobacco—0.3%
Altria Group Inc.	2,758	92,090

Total Common Stock		29,308,540
(Cost $25,448,997)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	6,268	97,781	(n)
Industrial Select Sector SPDR Fund	10,633	388,530	(n)

Total Exchange Traded Funds		486,311
(Cost $424,851)

Other Investments—0.0%*
GEI Investment Fund		8,195	(k)
(Cost $6,663)

Total Investments in Securities		29,803,046
(Cost $25,880,511)

Short-Term Investments—4.4%
GE Institutional Money Market Fund—Investment Class
0.08%		1,355,094	(d,k)
(Cost $1,355,094)

Total Investments		31,158,140
(Cost $27,235,605)

Liabilities in Excess of Other Assets, net—(0.1)%		(19,509)

NET ASSETS —100.0%		$31,138,631

Other Information

The Fund had the following Short futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	December 2012	10	$717,100	$(12,455)

GEI S&P 500 Index

Schedule of Investments—September 30, 2012 (Unaudited)

	Number of Shares	Fair Value
Common Stock—98.4% †
Advertising—0.1%
Omnicom Group Inc.	3,980	$205,209
The Interpublic Group of Companies Inc.	6,930	77,062
		282,271

Aerospace & Defense—2.2%
General Dynamics Corp.	4,767	315,194
Honeywell International Inc.	11,543	689,694
L-3 Communications Holdings Inc.	1,500	107,565
Lockheed Martin Corp.	3,852	359,700
Northrop Grumman Corp.	3,622	240,609
Precision Castparts Corp.	2,100	343,014
Raytheon Co.	4,869	278,312
Rockwell Collins Inc.	2,268	121,655
Textron Inc.	4,225	110,568
The Boeing Co.	9,886	688,263	(h)
United Technologies Corp.	12,272	960,775	(h)
		4,215,349

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	9,486	257,829

Air Freight & Logistics—0.7%
CH Robinson Worldwide Inc.	2,500	146,375
Expeditors International of Washington Inc.	3,200	116,352
FedEx Corp.	4,211	356,335
United Parcel Service Inc.	10,496	751,199
		1,370,261

Airlines—0.1%
Southwest Airlines Co.	11,049	96,900

Aluminum—0.1%
Alcoa Inc.	15,040	133,104	(h)

Apparel Retail—0.6%
Abercrombie & Fitch Co.	1,300	44,096
Ltd Brands Inc.	3,488	171,819
Ross Stores Inc.	3,400	219,640
The Gap Inc.	4,679	167,415
TJX Companies Inc.	10,960	490,898
Urban Outfitters Inc.	1,700	63,852	(a)
		1,157,720

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	4,100	229,682
Fossil Inc.	800	67,760	(a)
Ralph Lauren Corp.	1,000	151,230
VF Corp.	1,302	207,487
		656,159

Application Software—0.6%
Adobe Systems Inc.	7,384	239,685	(a,h)
Autodesk Inc.	3,348	111,723	(a)
Citrix Systems Inc.	2,700	206,739	(a)
Comverse Technology Inc.	99	609	(a)
Intuit Inc.	4,300	253,184
Salesforce.com Inc.	1,900	290,111	(a)
		1,102,051

Asset Management & Custody Banks—1.1%
Ameriprise Financial Inc.	3,304	187,304
BlackRock Inc.	1,865	332,530
Federated Investors Inc.	1,500	31,035
Franklin Resources Inc.	2,100	262,647
Invesco Ltd.	6,800	169,932
Legg Mason Inc.	1,800	44,424
Northern Trust Corp.	3,100	143,887
State Street Corp.	7,200	302,112	(e)
T Rowe Price Group Inc.	3,800	240,540
The Bank of New York Mellon Corp.	17,703	400,442
		2,114,853

Auto Parts & Equipment—0.2%
BorgWarner Inc.	1,700	117,487	(a)
Johnson Controls Inc.	9,746	267,040
		384,527

Automobile Manufacturers—0.3%
Ford Motor Co.	56,727	559,328

Automotive Retail—0.2%
AutoNation Inc.	486	21,224	(a)
AutoZone Inc.	544	201,100	(a)
CarMax Inc.	3,400	96,220	(a)
O'Reilly Automotive Inc.	1,700	142,154	(a)
		460,698

Biotechnology—1.6%
Alexion Pharmaceuticals Inc.	2,700	308,880	(a)
Amgen Inc.	11,281	951,214	(h)
Biogen Idec Inc.	3,500	522,305	(a)
Celgene Corp.	6,563	501,413	(a)
Gilead Sciences Inc.	11,049	732,880	(a)
		3,016,692

Brewers—0.1%
Molson Coors Brewing Co.	2,298	103,525

Broadcasting—0.3%
CBS Corp.	8,609	312,765
Discovery Communications Inc.	3,800	226,594	(a)
Scripps Networks Interactive Inc.	1,300	79,599
		618,958

Building Products—0.0%*
Masco Corp.	4,890	73,595

Cable & Satellite—1.2%
Cablevision Systems Corp.	2,800	44,380
Comcast Corp.	39,358	1,407,836
DIRECTV	9,500	498,370	(a)
Time Warner Cable Inc.	4,496	427,390
		2,377,976

Casinos & Gaming—0.1%
International Game Technology	4,500	58,905
Wynn Resorts Ltd.	1,100	126,984
		185,889

Coal & Consumable Fuels—0.1%
Alpha Natural Resources Inc.	3,300	21,681	(a)
CONSOL Energy Inc.	3,600	108,180
Peabody Energy Corp.	4,279	95,379
		225,240

Commercial Printing—0.0%*
RR Donnelley & Sons Co.	2,599	27,549

Communications Equipment—1.9%
Cisco Systems Inc.	78,264	1,494,060	(h)
F5 Networks Inc.	1,200	125,640	(a)
Harris Corp.	1,700	87,074
JDS Uniphase Corp.	3,650	45,205	(a)
Juniper Networks Inc.	8,100	138,591	(a)
Motorola Solutions Inc.	4,335	219,134
Qualcomm Inc.	25,029	1,564,062
		3,673,766

Computer & Electronics Retail—0.1%
Best Buy Company Inc.	4,200	72,198
GameStop Corp.	2,300	48,300
		120,498

Computer Hardware—5.1%
Apple Inc.	13,839	9,234,211
Dell Inc.	21,628	213,252	(h)
Hewlett-Packard Co.	28,649	488,752
		9,936,215

Computer Storage & Peripherals—0.8%
EMC Corp.	30,614	834,844	(a)
NetApp Inc.	5,300	174,264	(a)
SanDisk Corp.	3,400	147,662	(a)
Seagate Technology PLC	5,200	161,200
Western Digital Corp.	3,300	127,809
		1,445,779

Construction & Engineering—0.2%
Fluor Corp.	2,578	145,090
Jacobs Engineering Group Inc.	1,900	76,817	(a)
Quanta Services Inc.	3,200	79,040	(a)
		300,947

Construction & Farm Machinery & Heavy Trucks—1.0%
Caterpillar Inc.	9,532	820,133
Cummins Inc.	2,756	254,131
Deere & Co.	5,940	489,991
Joy Global Inc.	1,600	89,696
PACCAR Inc.	5,403	216,255
		1,870,206

Construction Materials—0.1%
Vulcan Materials Co.	2,000	94,600

Consumer Electronics—0.0%*
Harman International Industries Inc.	1,200	55,392

Consumer Finance—0.9%
American Express Co.	14,591	829,644	(h)
Capital One Financial Corp.	8,425	480,309
Discover Financial Services	7,598	301,868
SLM Corp.	7,600	119,472
		1,731,293

Data Processing & Outsourced Services—1.5%
Automatic Data Processing Inc.	7,180	421,179
Computer Sciences Corp.	2,282	73,503
Fidelity National Information Services Inc.	3,400	106,148
Fiserv Inc.	2,078	153,834	(a)
Mastercard Inc.	1,550	699,794
Paychex Inc.	4,725	157,295
The Western Union Co.	8,624	157,129
Total System Services Inc.	2,302	54,557
Visa Inc.	7,700	1,033,956
		2,857,395

Department Stores—0.3%
JC Penney Company Inc.	2,287	55,551
Kohl’s Corp.	3,400	174,148
Macy’s Inc.	6,130	230,611
Nordstrom Inc.	2,492	137,509
		597,819

Distillers & Vintners—0.2%
Beam Inc.	2,241	128,947
Brown-Forman Corp.	2,320	151,380
Constellation Brands Inc.	2,400	77,640	(a)
		357,967

Distributors—0.1%
Genuine Parts Co.	2,296	140,125

Diversified Chemicals—0.9%
Eastman Chemical Co.	2,018	115,046
EI du Pont de Nemours & Co.	13,661	686,738
FMC Corp.	1,900	105,222
PPG Industries Inc.	2,237	256,897
The Dow Chemical Co.	17,294	500,834
		1,664,737

Diversified Financial Services—4.4%
Bank of America Corp.	157,329	1,389,215
Citigroup Inc.	42,770	1,399,434
Comerica Inc.	2,856	88,679
JPMorgan Chase & Co.	55,650	2,252,712	(h)
US Bancorp	27,609	946,989
Wells Fargo & Co.	72,402	2,500,041
		8,577,070

Diversified Metals & Mining—0.3%
Freeport-McMoRan Copper & Gold Inc.	14,010	554,516
Titanium Metals Corp.	1,600	20,528
		575,044

Diversified REITs—0.1%
Vornado Realty Trust	2,647	214,539

Diversified Support Services—0.1%
Cintas Corp.	1,500	62,175
Iron Mountain Inc.	2,100	71,631
		133,806

Drug Retail—0.7%
CVS Caremark Corp.	18,627	901,919
Walgreen Co.	12,713	463,262
		1,365,181

Education Services—0.0%*
Apollo Group Inc.	1,300	37,765	(a)

Electric Utilities—2.0%
American Electric Power Company Inc.	7,125	313,073	(h)
Duke Energy Corp.	10,270	665,496
Edison International	4,842	221,231
Entergy Corp.	2,585	179,141
Exelon Corp.	12,644	449,873
FirstEnergy Corp.	5,954	262,571
NextEra Energy Inc.	6,162	433,373
Northeast Utilities	4,830	184,651
Pepco Holdings Inc.	3,300	62,370
Pinnacle West Capital Corp.	1,600	84,480
PPL Corp.	8,444	245,298
The Southern Co.	12,558	578,798
Xcel Energy Inc.	7,480	207,271
		3,887,626

Electrical Components & Equipment—0.5%
Cooper Industries PLC	2,400	180,144
Emerson Electric Co.	10,938	527,977
Rockwell Automation Inc.	2,168	150,784
Roper Industries Inc.	1,500	164,835
		1,023,740

Electronic Components—0.2%
Amphenol Corp.	2,500	147,200
Corning Inc.	21,839	287,183
		434,383

Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	2,100	41,948

Electronic Manufacturing Services—0.2%
Jabil Circuit Inc.	2,900	54,288
Molex Inc.	1,950	51,246
Pentair Ltd.	1,500	66,765	(a)
TE Connectivity Ltd.	6,400	217,664
		389,963

Environmental & Facilities Services—0.2%
Republic Services Inc.	4,750	130,673
Stericycle Inc.	1,200	108,624	(a)
Waste Management Inc.	6,803	218,240
		457,537

Fertilizers & Agricultural Chemicals—0.6%
CF Industries Holdings Inc.	970	215,573
Monsanto Co.	7,723	702,947	(h)
The Mosaic Co.	4,300	247,723
		1,166,243

Food Distributors—0.1%
Sysco Corp.	8,644	270,298

Food Retail—0.3%
Safeway Inc.	3,900	62,751
The Kroger Co.	7,966	187,520
Whole Foods Market Inc.	2,400	233,760
		484,031

Footwear—0.3%
NIKE Inc.	5,310	503,972

Gas Utilities—0.1%
AGL Resources Inc.	1,800	73,638
ONEOK Inc.	3,000	144,930
		218,568

General Merchandise Stores—0.5%
Big Lots Inc.	900	26,622	(a)
Dollar Tree Inc.	3,400	164,135	(a)
Family Dollar Stores Inc.	1,300	86,190
Target Corp.	9,649	612,422
		889,369

Gold—0.2%
Newmont Mining Corp.	7,128	399,239

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	3,761	145,588
Cardinal Health Inc.	4,951	192,940
McKesson Corp.	3,402	292,674
Patterson Companies Inc.	1,200	41,088
		672,290

Healthcare Equipment—1.7%
Baxter International Inc.	7,929	477,801	(h)
Becton Dickinson and Co.	2,988	234,737
Boston Scientific Corp.	21,443	123,083	(a)

CareFusion Corp.	3,375	95,816	(a)
Covidien PLC	7,100	421,882
CR Bard Inc.	1,102	115,324
Edwards Lifesciences Corp.	1,700	182,529	(a)
Intuitive Surgical Inc.	620	307,291	(a)
Medtronic Inc.	15,132	652,492
St Jude Medical Inc.	4,492	189,248
Stryker Corp.	4,152	231,100
Varian Medical Systems Inc.	1,700	102,544	(a)
Zimmer Holdings Inc.	2,700	182,574
		3,316,421

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	5,095	31,946	(a)

Healthcare Services—0.6%
DaVita Inc.	1,400	145,054	(a)
Express Scripts Holding Co.	11,951	748,969	(a)
Laboratory Corporation of America Holdings	1,400	129,458	(a)
Quest Diagnostics Inc.	2,400	152,232
		1,175,713

Healthcare Supplies—0.0%*
DENTSPLY International Inc.	2,100	80,094

Healthcare Technology—0.1%
Cerner Corp.	2,200	170,302	(a)

Home Building—0.1%
DR Horton Inc.	4,000	82,560
Lennar Corp.	2,200	76,494
PulteGroup Inc.	4,635	71,843	(a)
		230,897

Home Entertainment Software—0.0%*
Electronic Arts Inc.	4,300	54,567	(a)

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	3,400	214,200	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	1,900	47,595

Home Improvement Retail—1.0%
Lowe’s Companies Inc.	17,002	514,140
The Home Depot Inc.	22,333	1,348,243
		1,862,383

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	6,700	244,148
Marriott International Inc.	4,014	156,947
Starwood Hotels & Resorts Worldwide Inc.	2,900	168,084
Wyndham Worldwide Corp.	2,249	118,027
		687,206

Household Appliances—0.1%
Whirlpool Corp.	1,143	94,766

Household Products—2.2%
Colgate-Palmolive Co.	6,572	704,650
Kimberly-Clark Corp.	5,836	500,612	(h)
The Clorox Co.	1,984	142,947
The Procter & Gamble Co.	40,573	2,814,143
		4,162,352

Housewares & Specialties—0.0%*
Newell Rubbermaid Inc.	4,256	81,247

Human Resource & Employment Services—0.0%*
Robert Half International Inc.	2,100	55,923

Hypermarkets & Super Centers—1.3%
Costco Wholesale Corp.	6,417	642,502
Wal-Mart Stores Inc.	24,787	1,829,281
		2,471,783

Independent Power Producers & Energy Traders—0.1%
NRG Energy Inc.	3,500	74,865
The AES Corp.	9,300	102,021	(a)
		176,886

Industrial Conglomerates—2.7%
3M Co.	9,380	866,900
Danaher Corp.	8,300	457,745
General Electric Co.	155,062	3,521,458	(l)
Tyco International Ltd.	6,700	376,942
		5,223,045

Industrial Gases—0.4%
Air Products & Chemicals Inc.	3,132	259,016	(h)
Airgas Inc.	1,100	90,530
Praxair Inc.	4,365	453,436
		802,982

Industrial Machinery—0.9%
Dover Corp.	2,558	152,175
Eaton Corp.	5,100	241,026
Flowserve Corp.	800	102,192
Illinois Tool Works Inc.	6,327	376,267
Ingersoll-Rand PLC	4,300	192,726
Pall Corp.	1,778	112,885
Parker Hannifin Corp.	2,172	181,536
Snap-on Inc.	809	58,143
Stanley Black & Decker Inc.	2,492	190,015
Xylem Inc.	3,026	76,104
		1,683,069

Industrial REITs—0.1%
Prologis Inc.	6,699	234,666

Insurance Brokers—0.3%
Aon PLC	4,636	242,416
Marsh & McLennan Companies Inc.	8,153	276,631
		519,047

Integrated Oil & Gas—5.7%
Chevron Corp.	28,858	3,363,688
Exxon Mobil Corp.	68,093	6,227,105	(h)
Hess Corp.	4,370	234,756	(h)
Murphy Oil Corp.	2,900	155,701
Occidental Petroleum Corp.	11,779	1,013,701
		10,994,951

Integrated Telecommunication Services—2.9%
AT&T Inc.	85,080	3,207,516
CenturyLink Inc.	8,999	363,560
Frontier Communications Corp.	14,674	71,903
Verizon Communications Inc.	41,467	1,889,651
Windstream Corp.	9,143	92,436
		5,625,066

Internet Retail—1.0%
Amazon.com Inc.	5,300	1,347,896	(a)
Expedia Inc.	1,550	89,652
Netflix Inc.	900	48,996	(a)
priceline.com Inc.	740	457,860	(a)
TripAdvisor Inc.	1,550	51,042	(a)
		1,995,446

Internet Software & Services—2.2%
Akamai Technologies Inc.	2,500	95,650	(a)
eBay Inc.	16,700	808,447	(a)
Google Inc.	3,924	2,960,658	(a)
VeriSign Inc.	2,362	115,006	(a)
Yahoo! Inc.	14,989	239,449	(a)
		4,219,210

Investment Banking & Brokerage—0.7%
E*TRADE Financial Corp.	3,440	30,306	(a)
Morgan Stanley	20,096	336,407
The Charles Schwab Corp.	16,211	207,339
The Goldman Sachs Group Inc.	6,599	750,174
		1,324,226

IT Consulting & Other Services—2.3%
Accenture PLC	9,400	658,282
Cognizant Technology Solutions Corp.	4,500	314,640	(a)
International Business Machines Corp.	15,830	3,283,934
SAIC Inc.	3,700	44,548
Teradata Corp.	2,600	196,066	(a)
		4,497,470

Leisure Products—0.1%
Hasbro Inc.	1,696	64,736
Mattel Inc.	5,151	182,757
		247,493

Life & Health Insurance—0.9%
Aflac Inc.	7,000	335,160
Lincoln National Corp.	4,042	97,776
MetLife Inc.	15,773	543,538
Principal Financial Group Inc.	4,500	121,230
Prudential Financial Inc.	6,900	376,119
Torchmark Corp.	1,508	77,436
Unum Group	4,589	88,201
		1,639,460

Life Sciences Tools & Services—0.4%
Agilent Technologies Inc.	5,285	203,208
Life Technologies Corp.	2,603	127,235	(a)
PerkinElmer Inc.	1,410	41,553
Thermo Fisher Scientific Inc.	5,528	325,212
Waters Corp.	1,300	108,329	(a)
		805,537

Managed Healthcare—0.9%
Aetna Inc.	5,108	202,277
Cigna Corp.	4,089	192,878
Coventry Healthcare Inc.	2,000	83,380
Humana Inc.	2,527	177,269
UnitedHealth Group Inc.	15,376	851,984
WellPoint Inc.	4,800	278,448
		1,786,236

Metal & Glass Containers—0.1%
Ball Corp.	2,232	94,436
Owens-Illinois Inc.	2,300	43,148	(a)
		137,584

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	3,300	139,821

Movies & Entertainment—1.6%
News Corp.	30,600	750,618
The Walt Disney Co.	26,120	1,365,554
Time Warner Inc.	13,938	631,809
Viacom Inc.	6,913	370,468
		3,118,449

Multi-Line Insurance—0.5%
American International Group Inc.	16,925	554,971	(a)
Assurant Inc.	1,300	48,490
Genworth Financial Inc.	8,400	43,932	(a)
Hartford Financial Services Group Inc.	6,704	130,326
Loews Corp.	4,466	184,267
		961,986

Multi-Sector Holdings—0.0%*
Leucadia National Corp.	3,100	70,525

Multi-Utilities—1.2%
Ameren Corp.	3,842	125,518
CenterPoint Energy Inc.	6,418	136,703
CMS Energy Corp.	3,800	89,490
Consolidated Edison Inc.	4,407	263,935
Dominion Resources Inc.	8,400	444,696
DTE Energy Co.	2,566	153,806
Integrys Energy Group Inc.	1,231	64,258
NiSource Inc.	4,115	104,850
PG&E Corp.	6,154	262,591
Public Service Enterprise Group Inc.	7,592	244,311
SCANA Corp.	1,700	82,059
Sempra Energy	3,275	211,205
TECO Energy Inc.	3,600	63,864
Wisconsin Energy Corp.	3,400	128,078
		2,375,364

Office Electronics—0.1%
Xerox Corp.	19,947	146,411

Office REITs—0.1%
Boston Properties Inc.	2,100	232,281

Office Services & Supplies—0.0%*
Avery Dennison Corp.	1,555	49,480
Pitney Bowes Inc.	2,932	40,520
		90,000

Oil & Gas Drilling—0.3%
Diamond Offshore Drilling Inc.	1,100	72,391
Ensco PLC	3,500	190,960
Helmerich & Payne Inc.	1,600	76,176
Nabors Industries Ltd.	4,500	63,135	(a)
Noble Corp.	3,600	128,808
Rowan Companies PLC	1,677	56,632	(a)
		588,102

Oil & Gas Equipment & Services—1.6%
Baker Hughes Inc.	6,332	286,396
Cameron International Corp.	3,500	196,245	(a)
FMC Technologies Inc.	3,686	170,662	(a)
Halliburton Co.	13,591	457,881
National Oilwell Varco Inc.	6,300	504,693
Schlumberger Ltd.	19,446	1,406,529
		3,022,406

Oil & Gas Exploration & Production—2.4%
Anadarko Petroleum Corp.	7,456	521,323
Apache Corp.	5,648	488,383
Cabot Oil & Gas Corp.	3,200	143,680
Chesapeake Energy Corp.	7,400	139,638
ConocoPhillips	17,819	1,018,890
Denbury Resources Inc.	5,700	92,112	(a)
Devon Energy Corp.	5,492	332,266
EOG Resources Inc.	4,000	448,200
EQT Corp.	2,314	136,526
Marathon Oil Corp.	10,342	305,813
Newfield Exploration Co.	1,900	59,508	(a)
Noble Energy Inc.	2,700	250,317
Pioneer Natural Resources Co.	1,700	177,480
QEP Resources Inc.	2,900	91,814
Range Resources Corp.	2,400	167,688
Southwestern Energy Co.	5,000	173,900	(a)
WPX Energy Inc.	2,995	49,687	(a)
		4,597,225

Oil & Gas Refining & Marketing—0.6%
Marathon Petroleum Corp.	5,021	274,096
Phillips 66	9,259	429,340
Sunoco Inc.	1,576	73,804
Tesoro Corp.	1,900	79,610
Valero Energy Corp.	8,400	266,112
		1,122,962

Oil & Gas Storage & Transportation—0.5%
Kinder Morgan Inc.	7,484	265,832
Spectra Energy Corp.	9,877	289,989
The Williams Companies Inc.	8,886	310,743
		866,564

Packaged Foods & Meats—1.5%
Campbell Soup Co.	2,615	91,054
ConAgra Foods Inc.	5,968	164,657
Dean Foods Co.	2,400	39,240	(a)
General Mills Inc.	9,362	373,076
HJ Heinz Co.	4,697	262,797
Hormel Foods Corp.	2,200	64,328
Kellogg Co.	3,590	185,459
Kraft Foods Inc.	25,890	1,070,552	(a)
McCormick & Company Inc.	2,000	124,080
Mead Johnson Nutrition Co.	3,050	223,504
The Hershey Co.	2,284	161,913
The JM Smucker Co.	1,717	148,229
Tyson Foods Inc.	4,600	73,692
		2,982,581

Paper Packaging—0.0%*
Bemis Company Inc.	1,362	42,862
Sealed Air Corp.	2,814	43,504
		86,366

Paper Products—0.2%
International Paper Co.	6,375	231,540
MeadWestvaco Corp.	2,500	76,500
		308,040

Personal Products—0.2%
Avon Products Inc.	6,728	107,312
The Estee Lauder Companies Inc.	3,200	197,024
		304,336

Pharmaceuticals—6.1%
Abbott Laboratories	23,004	1,577,154	(h)
Allergan Inc.	4,455	407,989
Bristol-Myers Squibb Co.	24,618	830,858	(h)
Eli Lilly & Co.	14,843	703,707
Forest Laboratories Inc.	3,300	117,513	(a)
Hospira Inc.	2,639	86,612	(a)
Johnson & Johnson	40,686	2,803,672
Merck & Company Inc.	44,445	2,004,470
Mylan Inc.	6,165	150,426	(a)
Perrigo Co.	1,400	162,638
Pfizer Inc.	109,514	2,721,423
Watson Pharmaceuticals Inc.	1,800	153,288	(a)
		11,719,750

Property & Casualty Insurance—2.1%
ACE Ltd.	4,900	370,440
Berkshire Hathaway Inc.	27,069	2,387,486	(a)
Cincinnati Financial Corp.	2,292	86,844
The Allstate Corp.	7,386	292,559	(h)
The Chubb Corp.	3,894	297,034
The Progressive Corp.	7,973	165,360
The Travelers Companies Inc.	5,699	389,014
XL Group PLC	4,600	110,538
		4,099,275

Publishing—0.2%
Gannett Company Inc.	3,508	62,267
The McGraw-Hill Companies Inc.	4,221	230,424
The Washington Post Co.	90	32,673
		325,364

Railroads—0.8%
CSX Corp.	15,217	315,753
Norfolk Southern Corp.	4,818	306,569
Union Pacific Corp.	6,937	823,422
		1,445,744

Real Estate Services—0.0%*
CBRE Group Inc.	4,900	90,209	(a)

Regional Banks—1.0%
BB&T Corp.	10,100	334,916
Fifth Third Bancorp	13,416	208,082
First Horizon National Corp.	4,055	39,050
Huntington Bancshares Inc.	13,934	96,145
KeyCorp	13,328	116,487
M&T Bank Corp.	1,900	180,804
PNC Financial Services Group Inc.	7,804	492,432
Regions Financial Corp.	18,468	133,154
SunTrust Banks Inc.	7,729	218,499
Zions Bancorporation	2,500	51,638
		1,871,207

Research & Consulting Services—0.1%
Equifax Inc.	1,800	83,844
The Dun & Bradstreet Corp.	700	55,734
		139,578

Residential REITs—0.3%
Apartment Investment & Management Co.	1,831	47,588
AvalonBay Communities Inc.	1,401	190,522
Equity Residential	4,400	253,132
		491,242

Restaurants—1.3%
Chipotle Mexican Grill Inc.	400	127,016	(a)
Darden Restaurants Inc.	1,829	101,967
McDonald's Corp.	14,790	1,356,983
Starbucks Corp.	10,998	558,149
Yum! Brands Inc.	6,829	453,036
		2,597,151

Retail REITs—0.4%
Kimco Realty Corp.	5,800	117,566
Simon Property Group Inc.	4,437	673,581
		791,147

Semiconductor Equipment—0.2%
Applied Materials Inc.	18,900	211,019	(h)
KLA-Tencor Corp.	2,500	119,263
Lam Research Corp.	2,525	80,257	(a)
Teradyne Inc.	2,500	35,550	(a)
		446,089

Semiconductors—1.7%
Advanced Micro Devices Inc.	10,074	33,949	(a,h)
Altera Corp.	4,700	159,730
Analog Devices Inc.	4,300	168,517
Broadcom Corp.	7,150	247,247
First Solar Inc.	910	20,152	(a)
Intel Corp.	73,465	1,666,186	(h)
Linear Technology Corp.	3,400	108,290
LSI Corp.	8,092	55,916	(a)
Microchip Technology Inc.	3,000	98,220
Micron Technology Inc.	15,254	91,295	(a)
NVIDIA Corp.	9,300	124,062	(a)
Texas Instruments Inc.	17,051	469,755
Xilinx Inc.	3,687	123,183
		3,366,502

Soft Drinks—2.2%
Coca-Cola Enterprises Inc.	4,318	135,024
Dr Pepper Snapple Group Inc.	3,300	146,949
Monster Beverage Corp.	2,300	124,568
PepsiCo Inc.	22,849	1,617,024	(h)
The Coca-Cola Co.	57,004	2,162,162	(h)
		4,185,727

Specialized Consumer Services—0.0%*
H&R Block Inc.	4,492	77,846

Specialized Finance—0.3%
CME Group Inc.	4,405	252,407
IntercontinentalExchange Inc.	1,100	146,751	(a)
Moody’s Corp.	2,784	122,969
NYSE Euronext	3,600	88,740
The NASDAQ OMX Group Inc.	1,700	39,602
		650,469

Specialized REITs—1.0%
American Tower Corp.	5,700	406,923
HCP Inc.	6,200	275,776
Healthcare Inc.	3,100	179,025
Host Hotels & Resorts Inc.	10,617	170,403
Plum Creek Timber Company Inc.	2,400	105,216
Public Storage	2,100	292,257
Ventas Inc.	4,300	267,675
Weyerhaeuser Co.	8,167	213,485
		1,910,760

Specialty Chemicals—0.5%
Ecolab Inc.	3,752	243,167
International Flavors & Fragrances Inc.	1,247	74,296
LyondellBasell Industries N.V.	4,800	247,968
Sigma-Aldrich Corp.	1,882	135,448
The Sherwin-Williams Co.	1,263	188,073
		888,952

Specialty Stores—0.1%
Staples Inc.	9,750	112,320
Tiffany & Co.	1,700	105,196
		217,516

Steel—0.2%
Allegheny Technologies Inc.	1,751	55,857
Cliffs Natural Resources Inc.	2,200	86,086
Nucor Corp.	4,536	173,547
United States Steel Corp.	2,065	39,380
		354,870

Systems Software—2.9%
BMC Software Inc.	2,400	99,576	(a)
CA Inc.	5,100	131,402
Microsoft Corp.	111,239	3,312,697	(h)
Oracle Corp.	56,052	1,765,077	(h)
Red Hat Inc.	2,900	165,126	(a)
Symantec Corp.	10,585	190,530	(a)
		5,664,408

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	7,500	59,700
People’s United Financial Inc.	5,400	65,556
		125,256

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	3,419	41,678	(a)

Tobacco—1.9%
Altria Group Inc.	29,653	990,114
Lorillard Inc.	1,911	222,536
Philip Morris International Inc.	24,979	2,246,611
Reynolds American Inc.	4,900	212,366
		3,671,627

Trading Companies & Distributors—0.2%
Fastenal Co.	3,800	163,362
WW Grainger Inc.	882	183,782
		347,144

Trucking—0.0%*
Ryder System Inc.	931	36,365

Wireless Telecommunication Services—0.3%
Crown Castle International Corp.	3,900	249,990	(a)
MetroPCS Communications Inc.	4,600	53,866	(a)
Sprint Nextel Corp.	44,000	242,880	(a)
		546,736

Total Common Stock		189,775,625
(Cost $143,572,727)

Other Investments—0.0%*
GEI Investment Fund	73,298	(k)
(Cost $59,592)

Total Investments in Securities	189,848,923
(Cost $143,632,319)

Short-Term Investments—1.6%
GE Institutional Money Market Fund—Investment Class
0.08%	3,034,619	(d,k)
(Cost $3,034,619)

Total Investments	192,883,542
(Cost $146,666,938)

Other Assets and Liabilities, net—0.0%*	70,802

NET ASSETS—100.0%	$192,954,344

Other Information

The Fund had the following long futures contracts open at September 30, 2012 (Unaudited);

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2012	58	$4,159,180	$(50,646)

GEI Premier Growth Equity Fund

Schedule of Investments—September 30, 2012 (Unaudited)

	Number of Shares	Fair Value
Common Stock—98.3% †
Air Freight & Logistics—2.4%
United Parcel Service Inc.	13,116	$938,712

Application Software—1.2%
Intuit Inc.	8,158	480,343

Asset Management & Custody Banks—2.1%
State Street Corp.	19,514	818,807	(e)

Biotechnology—5.6%
Amgen Inc.	13,596	1,146,415
Gilead Sciences Inc.	15,196	1,007,951	(a)
		2,154,366

Broadcasting—2.8%
Discovery Communications Inc.	19,354	1,084,598	(a)

Cable & Satellite—6.3%
DIRECTV	18,394	964,949	(a)
Liberty Global Inc.	25,752	1,452,928	(a)
		2,417,877

Casinos & Gaming—1.4%
Las Vegas Sands Corp.	11,996	556,255

Communications Equipment—5.2%
Cisco Systems Inc.	23,193	442,754	(h)
Qualcomm Inc.	25,113	1,569,311
		2,012,065

Computer Hardware—6.9%
Apple Inc.	3,999	2,668,373

Data Processing & Outsourced Services—9.7%
Paychex Inc.	31,991	1,064,980
The Western Union Co.	73,099	1,331,865
Visa Inc.	10,077	1,353,140
		3,749,985

Fertilizers & Agricultural Chemicals—2.9%
Monsanto Co.	12,316	1,121,002

Healthcare Equipment—3.9%
Covidien PLC	25,113	1,492,215

Healthcare Services—4.4%
Express Scripts Holding Co.	26,872	1,684,068	(a)

Home Furnishing Retail—1.6%
Bed Bath & Beyond Inc.	9,597	604,611	(a)

Home Improvement Retail—3.1%
Lowe's Companies Inc.	39,988	1,209,237

Industrial Machinery—3.2%
Dover Corp.	20,794	1,237,035

Internet Retail—1.3%
Amazon.com Inc.	1,999	508,386	(a)

Internet Software & Services—8.6%
Baidu Inc. ADR	10,557	1,233,269	(a)
eBay Inc.	30,551	1,478,974	(a)
Google Inc.	800	603,600	(a)
		3,315,843

Investment Banking & Brokerage—1.8%
The Goldman Sachs Group Inc.	6,078	690,947

Oil & Gas Equipment & Services—4.2%
Schlumberger Ltd.	22,394	1,619,758

Oil & Gas Exploration & Production—1.2%
Anadarko Petroleum Corp.	6,398	447,348

Real Estate Services—0.1%
CBRE Group Inc.	1,596	29,382	(a)

Soft Drinks—3.2%
PepsiCo Inc.	17,755	1,256,521

Specialized Finance—3.4%
CME Group Inc.	23,193	1,328,959

Specialized REITs—2.2%
American Tower Corp.	11,996	856,394

Specialty Stores—1.5%
Dick's Sporting Goods Inc.	10,877	563,972

Systems Software—3.6%
Microsoft Corp.	29,592	881,250	(h)
Oracle Corp.	15,995	503,683
		1,384,933

Total Common Stock		36,231,992
(Cost $25,939,535)

Other Investments—0.0%*
GEI Investment Fund	2,801	(k)
(Cost $2,277)

Total Investments in Securities	36,234,793
(Cost $25,941,812)

Short-Term Investments—6.0%
GE Institutional Money Market Fund—Investment Class
0.08%	2,326,556	(d,k)
(Cost $2,326,556)

Total Investments	38,561,349
(Cost $28,268,368)

Other Assets and Liabilities, net—0.2%	71,071

NET ASSETS—100.0%	$38,632,420

Other Information

The Fund had the following long futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Depreciation
S&P 500 Emini Index Futures	December 2012	14	$1,003,940	$(15,185)

GEI Core Value Equity Fund

Schedule of Investments—September 30, 2012 (Unaudited)

	Number of Shares	Fair Value
Common Stock—96.9% †
Advertising—1.8%
Omnicom Group Inc.	5,504	$283,786

Aerospace & Defense—1.9%
Honeywell International Inc.	5,018	299,826

Agricultural Products—1.3%
Archer-Daniels-Midland Co.	7,519	204,366

Air Freight & Logistics—1.4%
United Parcel Service Inc.	3,207	229,525

Asset Management & Custody Banks—3.3%
Ameriprise Financial Inc.	4,624	262,135
Invesco Ltd.	10,491	262,170
		524,305

Automobile Manufacturers—0.6%
Ford Motor Co.	9,708	95,721

Biotechnology—1.4%
Amgen Inc.	2,590	218,389

Broadcasting—0.6%
CBS Corp.	2,635	95,730

Cable & Satellite—2.4%
Comcast Corp.	11,014	393,971

Communications Equipment—5.1%
Cisco Systems Inc.	23,170	442,315
Qualcomm Inc.	6,048	377,940
		820,255

Computer Hardware—4.7%
Apple Inc.	1,145	764,013

Construction & Farm Machinery & Heavy Trucks—2.6%
Caterpillar Inc.	304	26,156
Cummins Inc.	944	87,046
Deere & Co.	3,670	302,738
		415,940

Consumer Finance—1.9%
American Express Co.	5,241	298,003

Data Processing & Outsourced Services—0.7%
The Western Union Co.	6,571	119,724

Department Stores—1.0%
Macy’s Inc.	4,354	163,797

Diversified Chemicals—0.9%
EI du Pont de Nemours & Co.	1,022	51,376
PPG Industries Inc.	786	90,264
		141,640

Diversified Financial Services—4.0%
Citigroup Inc.	1,918	62,757
JPMorgan Chase & Co.	2,730	110,510
Wells Fargo & Co.	13,682	472,439
		645,706

Diversified Metals & Mining—0.9%
Freeport-McMoRan Copper & Gold Inc.	3,670	145,259

Fertilizers & Agricultural Chemicals—0.8%
Potash Corporation of Saskatchewan Inc.	3,133	136,035

General Merchandise Stores—0.7%
Target Corp.	1,819	115,452

Healthcare Distributors—1.4%
Cardinal Health Inc.	5,766	224,701

Healthcare Equipment—3.8%
Covidien PLC	5,252	312,074
Medtronic Inc.	7,091	305,764
		617,838

Healthcare Facilities—0.6%
HCA Holdings Inc.	2,721	90,473

Healthcare Services—2.0%
Express Scripts Holding Co.	5,031	315,293	(a)

Heavy Electrical Equipment—0.6%
ABB Ltd. ADR	5,175	96,773

Home Improvement Retail—0.8%
Lowe’s Companies Inc.	4,183	126,494

Independent Power Producers & Energy Traders—2.0%
Calpine Corp.	8,178	141,479	(a)
The AES Corp.	16,293	178,734	(a)
		320,213

Industrial Machinery—0.9%
Dover Corp.	786	46,759
Eaton Corp.	2,107	99,577
		146,336

Integrated Oil & Gas—7.0%
Chevron Corp.	3,734	435,235
Exxon Mobil Corp.	2,234	204,299	(h)
Hess Corp.	2,774	149,019
Occidental Petroleum Corp.	3,911	336,581
		1,125,134

Integrated Telecommunication Services—0.5%
AT&T Inc.	2,118	79,849

Internet Software & Services—2.2%
Google Inc.	471	355,370	(a)

IT Consulting & Other Services—1.7%
International Business Machines Corp.	1,341	278,190

Life & Health Insurance—1.0%
Prudential Financial Inc.	3,035	165,438

Life Sciences Tools & Services—1.7%
Agilent Technologies Inc.	2,686	103,277
PerkinElmer Inc.	5,769	170,012
		273,289

Movies & Entertainment—3.5%
The Walt Disney Co.	3,637	190,142
Time Warner Inc.	8,275	375,106
		565,248

Multi-Line Insurance—2.0%
American International Group Inc.	9,953	326,359	(a)

Oil & Gas Equipment & Services—2.0%
Halliburton Co.	2,202	74,185
Schlumberger Ltd.	3,422	247,513
		321,698

Oil & Gas Exploration & Production—2.5%
Anadarko Petroleum Corp.	3,342	233,673
Marathon Oil Corp.	5,505	162,783
		396,456

Oil & Gas Storage & Transportation—0.6%
The Williams Companies Inc.	2,884	100,853

Packaged Foods & Meats—1.1%
Kraft Foods Inc.	3,670	151,755	(a)
Mondelez International Inc.	1,180	31,329
		183,084

Pharmaceuticals—3.8%
Johnson & Johnson	3,575	246,353
Novartis AG ADR	1,685	103,223
Pfizer Inc.	10,505	261,049
		610,625

Property & Casualty Insurance—1.7%
ACE Ltd.	3,667	277,225

Railroads—1.0%
CSX Corp.	7,602	157,742

Regional Banks—1.6%
Regions Financial Corp.	36,731	264,831

Research & Consulting Services—0.8%
Nielsen Holdings N.V.	4,227	126,725	(a)

Semiconductors—1.6%
Altera Corp.	2,507	85,200
Analog Devices Inc.	2,376	93,115
Texas Instruments Inc.	2,863	78,876
		257,191

Soft Drinks—4.1%
Coca-Cola Enterprises Inc.	8,649	270,454
PepsiCo Inc.	5,409	382,795
		653,249

Steel—1.0%
Allegheny Technologies Inc.	5,092	162,435

Systems Software—5.4%
Microsoft Corp.	15,780	469,928	(h)
Oracle Corp.	12,592	396,522
		866,450

Total Common Stock		15,597,005
(Cost $13,466,796)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	3,461	53,992	(n)
Industrial Select Sector SPDR Fund	5,546	202,651	(h,n)

Total Exchange Traded Funds		256,643
(Cost $252,545)

Other Investments—0.0%*
GEI Investment Fund		8,198	(k)
(Cost $6,665)

Total Investments in Securities		15,861,846
(Cost $13,726,006)

Short-Term Investments—1.4%
GE Institutional Money Market Fund—Investment Class
0.08%		224,388	(d,k)
(Cost $224,388)

Total Investments		16,086,234
(Cost $13,950,394)

Other Assets and Liabilities, net—0.1%		12,915

NET ASSETS—100.0%		$16,099,149

Other Information

The Fund had the following long futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 Emini Index Futures	December 2012	1	$71,710	$(1,018)

GEI Small-Cap Equity Fund

Schedule of Investments—September 30, 2012 (Unaudited)

	Number of Shares	Fair Value
Common Stock—94.7% †
Advertising—0.8%
Arbitron Inc.	8,685	$329,161
ReachLocal Inc.	1,700	21,318	(a)
		350,479

Aerospace & Defense—0.9%
Esterline Technologies Corp.	2,603	146,132	(a)
Moog Inc.	898	34,007	(a)
Teledyne Technologies Inc.	2,715	172,104	(a)
Triumph Group Inc.	676	42,270
		394,513

Agricultural Products—1.0%
Darling International Inc.	20,175	369,001	(a)
Fresh Del Monte Produce Inc.	1,760	45,056
		414,057

Air Freight & Logistics—0.4%
Hub Group Inc.	3,500	103,880	(a)
UTi Worldwide Inc.	5,900	79,473
		183,353

Airlines—0.0%*
Spirit Airlines Inc.	900	15,372	(a)

Alternative Carriers—0.0%*
Vonage Holdings Corp.	5,800	13,224	(a)

Aluminum—0.1%
Kaiser Aluminum Corp.	400	23,356

Apparel Retail—1.2%
Aeropostale Inc.	9,541	129,090	(a)
American Eagle Outfitters Inc.	4,485	94,544
ANN Inc.	600	22,638	(a)
Genesco Inc.	333	22,221	(a)
The Buckle Inc.	4,665	211,931
Zumiez Inc.	600	16,638	(a)
		497,062

Apparel, Accessories & Luxury Goods—1.4%
Columbia Sportswear Co.	5,045	272,430
Iconix Brand Group Inc.	16,150	294,576	(a)
Maidenform Brands Inc.	1,705	34,918	(a)
		601,924

Application Software—4.5%
ACI Worldwide Inc.	5,639	238,304	(a)
Actuate Corp.	3,200	22,496	(a)

Advent Software Inc.	3,000	73,710	(a)
Blackbaud Inc.	8,275	197,938
Bottomline Technologies Inc.	8,100	199,989	(a)
Compuware Corp.	2,200	21,802	(a)
Ebix Inc.	3,705	87,475
Fair Isaac Corp.	500	22,130
Mentor Graphics Corp.	1,500	23,220	(a)
Monotype Imaging Holdings Inc.	1,700	26,503
NICE Systems Ltd. ADR	4,600	152,812	(a)
Parametric Technology Corp.	13,230	288,414	(a)
PROS Holdings Inc.	4,700	89,629	(a)
QLIK Technologies Inc.	8,100	181,521	(a)
SolarWinds Inc.	450	25,083	(a)
Solera Holdings Inc.	780	34,219
SS&C Technologies Holdings Inc.	9,885	249,201	(a)
Tyler Technologies Inc.	500	22,010	(a)
		1,956,456

Asset Management & Custody Banks—1.4%
Affiliated Managers Group Inc.	2,325	285,975	(a)
Financial Engines Inc.	5,700	135,831	(a)
Main Street Capital Corp.	800	23,608
Waddell & Reed Financial Inc.	4,700	154,019
		599,433

Auto Parts & Equipment—0.2%
Accuride Corp.	2,187	10,191
Dana Holding Corp.	3,567	43,874
Modine Manufacturing Co.	3,194	23,572	(a)
Stoneridge Inc.	2,636	13,101	(a)
Tenneco Inc.	600	16,800	(a)
		107,538

Automobile Manufacturers—0.6%
Thor Industries Inc.	6,835	248,247

Automotive Retail—0.1%
America’s Car-Mart Inc.	612	27,828	(a)

Biotechnology—1.3%
Acorda Therapeutics Inc.	900	23,049	(a)
Alkermes PLC	1,400	29,050	(a)
Cubist Pharmaceuticals Inc.	3,960	188,813	(a)
Emergent Biosolutions Inc.	1,400	19,894	(a)
Genomic Health Inc.	2,300	79,787	(a)
Myriad Genetics Inc.	5,600	151,144	(a)
PDL BioPharma Inc.	2,220	17,072
Pharmacyclics Inc.	300	19,350	(a)
Spectrum Pharmaceuticals Inc.	1,800	21,060	(a)
		549,219

Building Products—0.3%
AAON Inc.	1,134	22,328
Apogee Enterprises Inc.	1,287	25,251
Simpson Manufacturing Company Inc.	662	18,946
Universal Forest Products Inc.	1,504	62,476
		129,001

Casinos & Gaming—0.1%
WMS Industries Inc.	2,049	33,563	(a)

Catalog Retail—0.1%
HSN Inc.	500	24,525

Commercial Banks—0.1%
Columbia Banking System Inc.	525	9,733
Sterling Financial Corp.	1,082	24,096
TCF Financial Corp.	2,171	25,922
		59,751

Commercial Printing—0.0%*
Consolidated Graphics Inc.	394	10,279	(a)

Commodity Chemicals—0.6%
Koppers Holdings Inc.	7,400	258,483
OM Group Inc.	892	16,538	(a)
		275,021

Communications Equipment—0.5%
ADTRAN Inc.	2,657	45,913
Arris Group Inc.	4,807	61,482	(a)
Calamp Corp.	2,500	20,525	(a)
NETGEAR Inc.	987	37,644	(a)
Plantronics Inc.	1,312	46,353
		211,917

Computer & Electronics Retail—0.1%
Conn's Inc.	1,000	22,050	(a)

Computer Storage & Peripherals—0.1%
MTS Systems Corp.	783	41,930

Construction & Engineering—1.9%
Chicago Bridge & Iron Company N.V.	7,975	303,768
Dycom Industries Inc.	1,000	14,380	(a)
Quanta Services Inc.	8,125	200,687	(a)
URS Corp.	8,600	303,666
		822,501

Construction & Farm Machinery & Heavy Trucks—2.0%
AGCO Corp.	7,500	356,100	(a)
Astec Industries Inc.	2,111	66,729	(a)
Greenbrier Companies Inc.	3,513	56,700	(a)
Lindsay Corp.	300	21,591
Sauer-Danfoss Inc.	600	24,126
Trinity Industries Inc.	11,250	337,162
		862,408

Construction Materials—0.1%
Drew Industries Inc.	970	29,304	(a)
Eagle Materials Inc.	600	27,756
		57,060

Consumer Electronics—0.0%*
Harman International Industries Inc.	325	15,002

Consumer Finance—0.0%*
Ezcorp Inc.	750	17,197	(a)

Data Processing & Outsourced Services—2.6%
Broadridge Financial Solutions Inc.	11,575	270,045
Cardtronics Inc.	3,500	104,230	(a)
Global Cash Access Holdings Inc.	25,120	202,216	(a)
Heartland Payment Systems Inc.	700	22,176
Jack Henry & Associates Inc.	4,700	178,130
NeuStar Inc.	3,500	140,105	(a)
Syntel Inc.	400	24,964
TeleTech Holdings Inc.	1,150	19,607	(a)
TNS Inc.	1,174	17,551	(a)
Wright Express Corp.	2,300	160,356	(a)
		1,139,380

Distributors—0.9%
LKQ Corp.	21,442	396,677	(a)

Diversified Chemicals—0.1%
LSB Industries Inc.	500	21,935	(a)

Diversified Metals & Mining—0.3%
Compass Minerals International Inc.	1,865	139,110

Diversified REITs—0.2%
Cousins Properties Inc.	2,146	17,039
PS Business Parks Inc.	300	20,046
Washington Real Estate Investment Trust	1,834	49,188
		86,273

Diversified Support Services—0.6%
Healthcare Services Group Inc.	8,955	204,801
UniFirst Corp.	641	42,812
		247,613

Education Services—0.5%
Grand Canyon Education Inc.	1,000	23,530	(a)
K12 Inc.	4,700	94,940	(a)
Lincoln Educational Services Corp.	2,570	10,794
Strayer Education Inc.	1,200	77,220
		206,484

Electric Utilities—0.8%
ALLETE Inc.	1,088	45,413
IDACORP Inc.	6,011	260,096
Otter Tail Corp.	900	21,474
Westar Energy Inc.	1,301	38,588
		365,571

Electrical Components & Equipment—0.9%
Acuity Brands Inc.	330	20,886
Belden Inc.	500	18,440
Brady Corp.	4,600	134,688
EnerSys	1,761	62,146	(a)
General Cable Corp.	700	20,566	(a)
II-VI Inc.	2,043	38,858	(a)
LSI Industries Inc.	1,612	10,865

Polypore International Inc.	1,120	39,592	(a)
Regal-Beloit Corp.	561	39,539
Vicor Corp.	3,000	20,010	(a)
		405,590

Electronic Components—0.0%*
Littelfuse Inc.	334	18,884

Electronic Equipment & Instruments—0.5%
Badger Meter Inc.	333	12,118
FARO Technologies Inc.	1,900	78,508	(a)
National Instruments Corp.	5,300	133,401
		224,027

Electronic Manufacturing Services—0.7%
Measurement Specialties Inc.	4,960	163,581	(a)
Methode Electronics Inc.	3,531	34,286
Multi-Fineline Electronix Inc.	2,345	52,880	(a)
Plexus Corp.	1,379	41,770	(a)
		292,517

Environmental & Facilities Services—0.2%
ABM Industries Inc.	5,700	107,901

Fertilizers & Agricultural Chemicals—0.1%
American Vanguard Corp.	700	24,360

Food Distributors—0.1%
Spartan Stores Inc.	3,035	46,466

Food Retail—1.0%
Harris Teeter Supermarkets Inc.	6,400	248,576
Safeway Inc.	12,350	198,712
		447,288

Footwear—1.1%
Crocs Inc.	1,200	19,452	(a)
Deckers Outdoor Corp.	3,920	143,629	(a)
Wolverine World Wide Inc.	6,774	300,562
		463,643

Gas Utilities—0.1%
South Jersey Industries Inc.	975	51,607

Healthcare Distributors—0.6%
Owens & Minor Inc.	8,370	250,096

Healthcare Equipment—3.8%
Abaxis Inc.	500	17,960	(a)
Analogic Corp.	370	28,923
Cyberonics Inc.	400	20,968	(a)
Cynosure Inc.	800	21,104	(a)
Exactech Inc.	697	12,428	(a)
Hill-Rom Holdings Inc.	7,420	215,625
Integra LifeSciences Holdings Corp.	6,400	263,040	(a)
Masimo Corp.	9,100	220,038	(a)
NuVasive Inc.	8,100	185,571	(a)
Orthofix International N.V.	500	22,375	(a)

STERIS Corp.	5,200	184,444
Team Health Holdings Inc.	700	18,991	(a)
Teleflex Inc.	3,100	213,404
Thoratec Corp.	3,780	130,788	(a)
Volcano Corp.	3,500	99,995	(a)
		1,655,654

Healthcare Facilities—0.4%
The Ensign Group Inc.	823	25,188
VCA Antech Inc.	6,900	136,137	(a)
		161,325

Healthcare Services—2.3%
Bio-Reference Labs Inc.	15,675	447,991	(a)
HMS Holdings Corp.	6,010	200,914	(a)
Magellan Health Services Inc.	478	24,670	(a)
MEDNAX Inc.	4,105	305,617	(a)
Metropolitan Health Networks Inc.	1,799	16,803	(a)
		995,995

Healthcare Supplies—1.0%
Align Technology Inc.	700	25,879	(a)
Haemonetics Corp.	300	24,060	(a)
Merit Medical Systems Inc.	1,507	22,500	(a)
RTI Biologics Inc.	4,900	20,433	(a)
Staar Surgical Co.	2,100	15,876	(a)
Utah Medical Products Inc.	700	23,793
West Pharmaceutical Services Inc.	5,900	313,113
		445,654

Healthcare Technology—0.8%
Computer Programs & Systems Inc.	1,750	97,212
Medidata Solutions Inc.	2,900	120,350	(a)
Omnicell Inc.	1,400	19,460	(a)
Quality Systems Inc.	6,900	127,995
		365,017

Heavy Electrical Equipment—0.1%
AZZ Inc.	600	22,788

Home Building—0.1%
Meritage Homes Corp.	600	22,818	(a)

Home Furnishing Retail—0.5%
Aaron’s Inc.	8,108	225,483

Home Furnishings—0.0%*
Hooker Furniture Corp.	870	11,301

Household Products—0.7%
Spectrum Brands Holdings Inc.	7,515	300,675

Housewares & Specialties—1.2%
Jarden Corp.	7,795	411,888
Tupperware Brands Corp.	2,300	123,257
		535,145

Human Resource & Employment Services—0.1%
GP Strategies Corp.	1,200	23,184	(a)

Industrial Conglomerates—0.3%
Raven Industries Inc.	4,300	126,549

Industrial Machinery—6.1%
Actuant Corp.	2,307	66,026
Briggs & Stratton Corp.	1,036	19,342
CLARCOR Inc.	2,875	128,311
Columbus McKinnon Corp.	1,634	24,690	(a)
EnPro Industries Inc.	5,200	187,252	(a)
ESCO Technologies Inc.	2,340	90,909
Harsco Corp.	2,715	55,739
IDEX Corp.	10,500	438,585
Kaydon Corp.	3,500	78,190
LB Foster Co.	392	12,677
Middleby Corp.	1,825	211,043	(a)
Mueller Industries Inc.	2,340	106,400
Nordson Corp.	3,275	191,980
Proto Labs Inc.	1,900	64,258	(a)
RBC Bearings Inc.	700	33,670	(a)
Robbins & Myers Inc.	4,000	238,400
Timken Co.	6,700	248,972
Trimas Corp.	9,900	238,689	(a)
Valmont Industries Inc.	251	33,006
Woodward Inc.	4,385	149,002
		2,617,141

Industrial REITs—0.1%
DuPont Fabros Technology Inc.	791	19,973
First Potomac Realty Trust	3,153	40,611
		60,584

Internet Software & Services—1.6%
Ancestry.com Inc.	600	18,048	(a)
Aspen Technology Inc.	900	23,265	(a)
comScore Inc.	6,900	105,225	(a)
CoStar Group Inc.	1,200	97,848	(a)
Demand Media Inc.	2,200	23,914	(a)
IntraLinks Holdings Inc.	4,500	29,430	(a)
Liquidity Services Inc.	500	25,105	(a)
LogMeIn Inc.	4,600	103,178	(a)
Monster Worldwide Inc.	2,000	14,660	(a)
NIC Inc.	8,310	122,988
Responsys Inc.	1,800	18,414	(a)
The Active Network Inc.	5,955	74,616	(a)
XO Group Inc.	2,000	16,700	(a)
		673,391

Investment Banking & Brokerage—1.0%
BGC Partners Inc.	3,540	17,346
Duff & Phelps Corp.	1,400	19,054
GFI Group Inc.	6,895	21,926
Piper Jaffray Co.	1,965	50,009	(a)
Raymond James Financial Inc.	8,310	304,561
Stifel Financial Corp.	1,037	34,843	(a)
		447,739

IT Consulting & Other Services—0.3%
Sapient Corp.	10,400	110,864	(a)
Unisys Corp.	900	18,738	(a)
		129,602

Leisure Facilities—0.1%
Six Flags Entertainment Corp.	400	23,520

Leisure Products—0.5%
Arctic Cat Inc.	500	20,730	(a)
Brunswick Corp.	1,129	25,549
Polaris Industries Inc.	2,200	177,914
		224,193

Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	3,343	38,879
StanCorp Financial Group Inc.	591	18,463
		57,342

Life Sciences Tools & Services—2.3%
Bio-Rad Laboratories Inc.	2,300	245,456	(a)
Bruker Corp.	16,995	222,465	(a)
Cambrex Corp.	2,100	24,633	(a)
Charles River Laboratories International Inc.	600	23,760	(a)
ICON PLC ADR	6,625	161,451	(a)
Luminex Corp.	6,900	134,136	(a)
PAREXEL International Corp.	1,200	36,912	(a)
Techne Corp.	1,800	129,492
		978,305

Managed Healthcare—1.2%
Centene Corp.	8,500	317,985	(a)
Molina Healthcare Inc.	7,380	185,607	(a)
WellCare Health Plans Inc.	300	16,965	(a)
		520,557

Metal & Glass Containers—1.0%
AEP Industries Inc.	475	28,780	(a)
Aptargroup Inc.	3,500	180,985
Silgan Holdings Inc.	4,700	204,497
		414,262

Movies & Entertainment—0.1%
Cinemark Holdings Inc.	900	20,187
Regal Entertainment Group	1,500	21,105
		41,292

Multi-Line Insurance—0.7%
HCC Insurance Holdings Inc.	7,940	269,087
Horace Mann Educators Corp.	1,899	34,391
		303,478

Multi-Utilities—0.2%
Avista Corp.	2,068	53,230
Black Hills Corp.	1,056	37,562
		90,792

Office Electronics—0.5%
Zebra Technologies Corp.	5,395	202,528	(a)

Office REITs—1.3%
BioMed Realty Trust Inc.	16,975	317,772
Coresite Realty Corp.	5,750	154,905
Digital Realty Trust Inc.	840	58,674
Lexington Realty Trust	2,814	27,183
		558,534

Office Services & Supplies—0.2%
Herman Miller Inc.	4,765	92,632
Knoll Inc.	1,094	15,261
		107,893

Oil & Gas Drilling—0.4%
Pioneer Energy Services Corp.	24,935	194,244	(a)

Oil & Gas Equipment & Services—2.9%
Basic Energy Services Inc.	1,100	12,342	(a)
Cal Dive International Inc.	4,848	7,417	(a)
CARBO Ceramics Inc.	3,200	201,344
Dawson Geophysical Co.	553	13,969	(a)
Dril-Quip Inc.	1,760	126,510	(a)
Flotek Industries Inc.	1,738	22,020	(a)
Hornbeck Offshore Services Inc.	1,103	40,425	(a)
Key Energy Services Inc.	11,600	81,200	(a)
Lufkin Industries Inc.	3,700	199,134
Mitcham Industries Inc.	759	12,091	(a)
Natural Gas Services Group Inc.	863	12,902	(a)
Oil States International Inc.	3,800	301,948	(a)
Superior Energy Services Inc.	6,900	141,588	(a)
Tetra Tech Inc.	419	11,003	(a)
TETRA Technologies Inc.	11,400	68,970	(a)
		1,252,863

Oil & Gas Exploration & Production—3.4%
Approach Resources Inc.	5,700	171,741	(a)
Berry Petroleum Co.	1,223	49,690
Bill Barrett Corp.	2,309	57,194	(a)
Carrizo Oil & Gas Inc.	498	12,455	(a)
Energy XXI Bermuda Ltd.	700	24,465
Gulfport Energy Corp.	5,270	164,740	(a)
Kodiak Oil & Gas Corp.	1,952	18,271	(a)
Newfield Exploration Co.	7,450	233,334	(a)
Northern Oil and Gas Inc.	8,800	149,512	(a)
Oasis Petroleum Inc.	4,700	138,509	(a)
PDC Energy Inc.	2,000	63,260	(a)
Resolute Energy Corp.	15,400	136,598	(a)
SM Energy Co.	4,025	217,793
Stone Energy Corp.	900	22,608	(a)
		1,460,170

Oil & Gas Refining & Marketing—0.2%
Alon USA Energy Inc.	2,300	31,510
Western Refining Inc.	2,428	63,565
		95,075

Packaged Foods & Meats—3.6%
Flowers Foods Inc.	13,800	278,484
Lancaster Colony Corp.	3,500	256,375
Sanderson Farms Inc.	5,425	240,707
Smithfield Foods Inc.	15,945	313,319	(a)
Snyders-Lance Inc.	8,100	202,500
The Hain Celestial Group Inc.	300	18,900	(a)
TreeHouse Foods Inc.	4,600	241,500	(a)
		1,551,785

Paper Packaging—0.9%
Packaging Corporation of America	10,645	386,413

Paper Products—0.1%
Buckeye Technologies Inc.	825	26,450

Personal Products—0.1%
Medifast Inc.	800	20,920	(a)
Revlon Inc.	900	13,896	(a)
USANA Health Sciences Inc.	500	23,235	(a)
		58,051

Pharmaceuticals—0.4%
Auxilium Pharmaceuticals Inc.	900	22,014	(a)
Hi-Tech Pharmacal Company Inc.	291	9,635	(a)
Jazz Pharmaceuticals PLC	400	22,804	(a)
Par Pharmaceutical Companies Inc.	890	44,482	(a)
Pozen Inc.	3,300	21,879	(a)
Questcor Pharmaceuticals Inc.	500	9,250	(a)
Santarus Inc.	2,700	23,976	(a)
Sciclone Pharmaceuticals Inc.	4,800	26,640	(a)
		180,680

Property & Casualty Insurance—2.5%
Allied World Assurance Company Holdings AG	4,600	355,350
American Safety Insurance Holdings Ltd.	2,672	49,940	(a)
Amtrust Financial Services Inc.	3,860	98,893
Argo Group International Holdings Ltd.	5,239	169,691
Aspen Insurance Holdings Ltd.	6,400	195,136
First American Financial Corp.	1,200	26,004
The Navigators Group Inc.	3,400	167,365	(a)
		1,062,379

Publishing—1.3%
John Wiley & Sons Inc.	7,820	359,329
Morningstar Inc.	3,000	187,920
		547,249

Railroads—0.8%
Genesee & Wyoming Inc.	5,045	337,309	(a)

Regional Banks—4.5%
Bank of the Ozarks Inc.	1,359	46,845
Banner Corp.	1,157	31,355
Bryn Mawr Bank Corp.	2,900	65,076
Camden National Corp.	471	17,446
Cardinal Financial Corp.	810	11,583
CoBiz Financial Inc.	1,352	9,464
Community Bank System Inc.	2,200	62,018

Cullen Frost Bankers Inc.	3,080	176,884
East West Bancorp Inc.	2,155	45,514
First Horizon National Corp.	3,264	31,432
Fulton Financial Corp.	5,700	56,202
Glacier Bancorp Inc.	1,141	17,777
Hancock Holding Co.	674	20,860
Home BancShares Inc.	1,286	43,840
Iberiabank Corp.	2,050	93,890
Independent Bank Corp.	2,300	69,207
Lakeland Financial Corp.	651	17,968
Old National Bancorp	1,406	19,136
PacWest Bancorp	498	11,638
Prosperity Bancshares Inc.	5,420	231,000
Southwest Bancorp Inc.	2,066	22,416	(a)
Susquehanna Bancshares Inc.	4,596	48,074
SVB Financial Group	3,360	203,146	(a)
UMB Financial Corp.	6,900	335,892
Umpqua Holdings Corp.	2,184	28,152
Washington Trust Bancorp Inc.	2,900	76,183
Westamerica Bancorporation	2,715	127,741
Wintrust Financial Corp.	680	25,548
		1,946,287

Reinsurance—0.7%
Alterra Capital Holdings Ltd.	2,400	57,456
Endurance Specialty Holdings Ltd.	4,700	180,950
Maiden Holdings Ltd.	2,411	21,434
Platinum Underwriters Holdings Ltd.	921	37,641
		297,481

Research & Consulting Services—0.4%
ICF International Inc.	634	12,743	(a)
Mistras Group Inc.	3,500	81,200	(a)
Resources Connection Inc.	3,080	40,379
The Advisory Board Co.	500	23,915	(a)
The Corporate Executive Board Co.	600	32,178
		190,415

Residential REITs—0.3%
Associated Estates Realty Corp.	3,008	45,601
Colonial Properties Trust	1,242	26,144
Home Properties Inc.	300	18,381
Mid-America Apartment Communities Inc.	451	29,455
		119,581

Restaurants—0.9%
Cracker Barrel Old Country Store Inc.	3,920	263,071
Einstein Noah Restaurant Group Inc.	1,050	18,574
Texas Roadhouse Inc.	1,300	22,230
The Wendy’s Co.	14,290	65,020
		368,895

Retail REITs—0.2%
CBL & Associates Properties Inc.	1,100	23,474
Ramco-Gershenson Properties Trust	2,440	30,573
Saul Centers Inc.	500	22,200
		76,247

Security & Alarm Services—0.8%
The Brink’s Co.	13,050	335,254

Semiconductor Equipment—0.6%
MKS Instruments Inc.	801	20,417
Rudolph Technologies Inc.	18,990	199,395	(a)
Ultratech Inc.	700	21,966	(a)
		241,778

Semiconductors—1.8%
Diodes Inc.	1,505	25,600	(a)
Emulex Corp.	228	1,644	(a)
Fairchild Semiconductor International Inc.	2,666	34,978	(a)
First Solar Inc.	1,200	26,574	(a)
Hittite Microwave Corp.	1,700	94,299	(a)
Integrated Device Technology Inc.	3,303	19,422	(a)
Micrel Inc.	1,900	19,798
Microsemi Corp.	13,984	280,659	(a)
Monolithic Power Systems Inc.	1,000	19,750	(a)
Pericom Semiconductor Corp.	467	4,056	(a)
RF Micro Devices Inc.	4,117	16,262	(a)
Semtech Corp.	6,810	171,271	(a)
Silicon Laboratories Inc.	600	22,056	(a)
TriQuint Semiconductor Inc.	5,805	29,315	(a)
		765,684

Specialized Consumer Services—0.1%
Coinstar Inc.	340	15,293	(a)
Matthews International Corp.	1,030	30,715
		46,008

Specialized Finance—0.1%
NewStar Financial Inc.	2,435	29,196	(a)

Specialized REITs—1.5%
DiamondRock Hospitality Co.	3,396	32,703
Hersha Hospitality Trust	4,964	24,324
Inland Real Estate Corp.	1,679	13,852
National Health Investors Inc.	501	25,771
Omega Healthcare Investors Inc.	15,945	362,430
Potlatch Corp.	600	22,422
Sabra Healthcare REIT Inc.	7,200	144,072
Summit Hotel Properties Inc.	3,068	26,201
		651,775

Specialty Chemicals—1.5%
Chemtura Corp.	1,300	22,386	(a)
HB Fuller Co.	2,048	62,833
Sensient Technologies Corp.	13,690	503,245
Stepan Co.	442	42,485
		630,949

Specialty Stores—0.1%
Cabela’s Inc.	676	36,964	(a)

Steel—0.6%
Carpenter Technology Corp.	552	28,881
Commercial Metals Co.	13,265	175,098
Schnitzer Steel Industries Inc.	1,545	43,492
		247,471

Systems Software—1.5%
Ariba Inc.	6,800	304,640	(a)
CommVault Systems Inc.	400	23,480	(a)
Fortinet Inc.	700	16,898	(a)
MICROS Systems Inc.	6,130	301,106	(a)
		646,124

Technology Distributors—0.2%
ScanSource Inc.	831	26,609	(a)
Tech Data Corp.	895	40,543	(a)
		67,152

Thrifts & Mortgage Finance—0.3%
BankUnited Inc.	1,129	27,785
Nationstar Mortgage Holdings Inc.	700	23,226	(a)
Northwest Bancshares Inc.	2,448	29,939
Ocwen Financial Corp.	800	21,928	(a)
Washington Federal Inc.	1,349	22,501
		125,379

Tires & Rubber—0.2%
Cooper Tire & Rubber Co.	3,615	69,336

Trading Companies & Distributors—0.8%
Applied Industrial Technologies Inc.	8,040	333,097
DXP Enterprises Inc.	505	24,124	(a)
		357,221

Trucking—1.1%
Avis Budget Group Inc.	1,300	19,994	(a)
Landstar System Inc.	1,700	80,376
Marten Transport Ltd.	1,697	29,816
Old Dominion Freight Line Inc.	10,432	314,629	(a)
Swift Transportation Co.	1,700	14,654	(a)
		459,469

Water Utilities—0.1%
American States Water Company	500	22,215

Wire & Cable Products—0.1%
Encore Wire Corp.	851	24,900

Total Common Stock		40,750,878
(Cost $35,786,288)

Other Investments—0.0%*
GEI Investment Fund		10	(k)
(Cost $9)

Total Investments in Securities		40,750,888
(Cost $35,786,297)

Short-Term Investments—5.3%
GE Institutional Money Market Fund—Investment Class
0.08%	2,259,875	(d,k)
(Cost $2,259,875)

Total Investments	43,010,763
(Cost $38,046,172)

Other Assets and Liabilities, net—0.0%*	11,944

NET ASSETS—100.0%	$43,022,707

Other Information

The Fund had the following long futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
Russell 2000 Mini Index Futures	December 2012	7	$584,080	$(18,930)

GEI Income Fund

Schedule of Investments—September 30, 2012 (Unaudited)

		Principal Amount	Fair Value
Bonds and Notes—88.2%†
U.S. Treasuries—24.8%
U.S. Treasury Bonds
3.00%	05/15/42	$3,361,800	$3,485,766
3.13%	02/15/42	975,000	1,037,156	(h)
U.S. Treasury Notes
0.24%	07/31/14	168,000	167,652	(d)
0.59%	06/30/17	1,773,000	1,786,436	(d)
0.60%	07/31/17	2,725,800	2,712,384	(d)
0.61%	08/31/17	16,500	16,510	(d)
1.63%	08/15/22	1,667,000	1,665,176
1.75%	05/15/22	227,400	230,598
2.75%	08/15/42	345,300	339,581
			11,441,259

Agency Mortgage Backed—30.0%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	282,000	295,829
4.50%	06/01/33 - 02/01/35	20,257	21,838	(h)
5.00%	07/01/35 - 06/01/41	391,955	438,435	(h)
5.50%	05/01/20 - 01/01/38	199,508	223,080	(h)
6.00%	04/01/17 - 11/01/37	458,646	512,457	(h)
6.50%	02/01/29	231	272	(h)
7.00%	10/01/16 - 08/01/36	63,230	73,937	(h)
7.50%	01/01/30 - 09/01/33	8,905	10,704	(h)
8.00%	11/01/30	14,677	17,898	(h)
8.25%	06/01/26	60,000	90,621	(h,j)
8.50%	04/01/30 - 05/01/30	15,804	19,889	(h)
Federal National Mortgage Assoc.
2.72%	04/01/37	1,142	1,195	(i)
4.00%	05/01/19 - 05/01/42	1,574,013	1,711,091	(h)
4.50%	05/01/18 - 04/01/41	2,015,712	2,187,959	(h)
5.00%	03/01/34 - 06/01/41	621,028	700,472	(h)
5.50%	12/01/13 - 01/01/39	1,002,336	1,109,804	(h)
6.00%	06/01/14 - 07/01/35	938,511	1,059,612	(h)
6.50%	07/01/17 - 08/01/34	121,773	138,057	(h)
7.00%	03/01/15 - 02/01/34	48,723	55,878	(h)
7.50%	08/01/13 - 03/01/34	76,492	89,785	(h)
8.00%	07/01/15 - 11/01/33	54,440	66,021	(h)
8.50%	05/01/31	3,542	4,450	(h)
9.00%	12/01/17 - 12/01/22	5,782	6,663	(h)
3.00%	TBA	690,000	728,381	(c)
3.50%	TBA	870,000	933,075	(c)
6.00%	TBA	200,000	220,813	(c)
Government National Mortgage Assoc.
1.63%	02/20/23 - 02/20/26	10,241	10,662	(h,i)
4.50%	08/15/33 - 03/20/41	465,547	514,864	(h)
6.00%	04/15/27 - 09/15/36	242,500	277,985	(h)
6.50%	04/15/19 - 08/15/36	198,514	234,535	(h)
7.00%	01/15/28 - 10/15/36	108,428	129,599	(h)

7.50%	11/15/31 - 10/15/33	4,622	5,584	(h)
8.00%	12/15/29	2,520	2,805	(h)
8.50%	10/15/17	6,673	7,196	(h)
9.00%	11/15/16 - 12/15/21	19,396	21,556	(h)
3.50%	TBA	1,030,000	1,126,562	(c)
4.00%	TBA	735,000	809,700	(c)
			13,859,264

Agency Collateralized Mortgage Obligations—0.9%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	973,257	7,880	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	09/15/29 - 11/15/30	294,775	25,949	(g,o)
4.50%	02/15/18 - 03/15/18	80,237	4,597	(g,h,o)
5.00%	05/15/17 - 10/15/18	78,246	4,149	(g,h,o)
5.50%	06/15/33	104,617	13,336	(g,h,o)
6.38%	08/15/25	165,212	23,422	(g,i)
7.50%	07/15/27	6,037	1,438	(g,h,o)
Federal Home Loan Mortgage Corp. STRIPS
3.72%	08/01/27	775	675	(d,f,h)
8.00%	02/01/23 - 07/01/24	2,765	628	(g,h,o)
Federal National Mortgage Assoc. REMIC
1.21%	12/25/42	55,918	1,638	(g,h,i)
2.38%	12/25/22	170	158	(d,f,h)
3.50%	05/25/27	134,229	17,666	(g,o)
4.50%	05/25/18	2,353	24	(g,h,o)
5.00%	08/25/17 - 09/25/40	306,700	32,216	(g,h,o)
5.78%	07/25/38	78,665	9,604	(g,i)
7.00%	09/25/20	406	448	(h)
7.28%	05/25/18	197,290	22,876	(g,h,i)
8.00%	05/25/22	4	99	(g,h,o)
Federal National Mortgage Assoc. STRIPS
0.93%	12/01/34	105,180	102,414	(d,f,h)
4.50%	08/01/35 - 01/01/36	145,077	16,256	(g,h,o)
5.00%	03/25/38 - 05/25/38	88,077	11,413	(g,h,o)
5.50%	12/01/33	27,414	3,416	(g,h,o)
6.00%	01/01/35	39,512	6,247	(g,h,o)
7.50%	11/01/23	16,861	3,687	(g,h,o)
8.00%	08/01/23 - 07/01/24	5,794	1,292	(g,h,o)
8.50%	07/25/22	249	44	(g,h,o)
9.00%	05/25/22	174	36	(g,h,o)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	367,824	42,068	(g,o)
5.00%	12/20/35 - 09/20/38	407,837	43,019	(g,o)
			396,695

Asset Backed—0.5%
Bear Stearns Asset Backed Securities Trust
2.83%	02/25/36	190,813	187,951	(d,h,i)
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	50,000	31,766	(h)
			219,717

Corporate Notes—27.0%
ABB Finance USA Inc.
1.63%	05/08/17	41,000	41,663
2.88%	05/08/22	43,000	44,453
AES Panama S.A.
6.35%	12/21/16	40,000	43,700	(b,h)

Agilent Technologies Inc.
3.20%	10/01/22	32,000	32,302
5.50%	09/14/15	32,000	35,915	(h)
Allergan Inc.
3.38%	09/15/20	18,000	19,484	(h)
Altria Group Inc.
4.25%	08/09/42	35,000	34,787
American Axle & Manufacturing Inc.
7.88%	03/01/17	52,000	54,210	(h)
American Express Credit Corp.
1.75%	06/12/15	32,000	32,732
Amgen Inc.
5.38%	05/15/43	41,000	47,512
5.65%	06/15/42	22,000	26,260	(h)
Amsted Industries Inc.
8.13%	03/15/18	44,000	47,520	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	48,000	55,618	(h)
6.20%	03/15/40	39,000	47,788
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	73,000	74,034
3.63%	04/15/15	64,000	68,729	(h)
5.38%	11/15/14	50,000	55,003	(h)
Archer-Daniels-Midland Co.
5.77%	03/01/41	35,000	45,316
Arizona Public Service Co.
6.25%	08/01/16	122,000	143,516	(h)
AstraZeneca PLC
1.95%	09/18/19	46,000	46,806
4.00%	09/18/42	46,000	47,087
AT&T Inc.
0.51%	02/13/15	77,000	77,659	(d,h)
1.60%	02/15/17	56,000	57,451	(h)
2.95%	05/15/16	48,000	51,579	(h)
5.55%	08/15/41	39,000	48,547	(h)
6.40%	05/15/38	53,000	70,017	(h)
AvalonBay Communities Inc. (REIT)
2.95%	09/15/22	39,000	38,876
Bank of America Corp.
5.70%	01/24/22	91,000	106,885	(h)
5.75%	12/01/17	80,000	92,044	(h)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	54,000	55,256
3.00%	05/15/22	47,000	48,724
Bombardier Inc.
7.75%	03/15/20	52,000	59,670	(b,h)
Boston Properties LP (REIT)
3.85%	02/01/23	53,000	55,821
BP Capital Markets PLC
1.85%	05/05/17	38,000	38,815
2.25%	11/01/16	86,000	90,024	(h)
Calpine Corp.
7.25%	10/15/17	16,000	17,080	(b,h)
Cameron International Corp.
3.60%	04/30/22	27,000	27,784
Campbell Soup Co.
2.50%	08/02/22	23,000	22,986
3.80%	08/02/42	15,000	14,878

Cardinal Health Inc.
1.90%	06/15/17	63,000	64,104
Cargill Inc.
5.20%	01/22/13	162,000	164,405	(b,h)
6.00%	11/27/17	63,000	76,295	(b,h)
Carolina Power & Light Co.
2.80%	05/15/22	27,000	28,094
Case New Holland Inc.
7.88%	12/01/17	31,000	36,348	(h)
Caterpillar Inc.
1.50%	06/26/17	60,000	61,265
CCO Holdings LLC
8.13%	04/30/20	60,000	67,800	(h)
Central American Bank for Economic Integration
5.38%	09/24/14	70,000	74,919	(b,h)
CenturyLink Inc.
5.80%	03/15/22	10,000	10,881	(h)
7.65%	03/15/42	15,000	15,981	(h)
Cigna Corp.
2.75%	11/15/16	47,000	49,564	(h)
5.38%	02/15/42	38,000	42,572	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	72,000	76,860	(h)
Citigroup Inc.
4.45%	01/10/17	62,000	68,099	(h)
5.00%	09/15/14	84,000	88,596	(h)
5.88%	01/30/42	34,000	40,963	(h)
CityCenter Holdings LLC
7.63%	01/15/16	31,000	33,093	(h)
CNA Financial Corp.
5.88%	08/15/20	38,000	44,365	(h)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	44,000	54,551	(h)
6.65%	04/01/19	49,000	63,376	(h)
Corning Inc.
4.75%	03/15/42	26,000	28,098	(h)
Corp Andina de Fomento
4.38%	06/15/22	46,000	49,887
Corp Nacional del Cobre de Chile
4.25%	07/17/42	29,000	28,679	(b)
5.63%	09/21/35	14,000	16,768	(b,h)
Covidien International Finance S.A.
1.35%	05/29/15	40,000	40,515
Crown Castle Towers LLC
6.11%	01/15/40	66,000	79,489	(b,h)
CSX Corp.
4.25%	06/01/21	55,000	61,782	(h)
CVS Caremark Corp.
3.25%	05/18/15	35,000	37,215	(h)
DaVita Inc.
5.75%	08/15/22	17,000	17,680
6.38%	11/01/18	51,000	54,443	(h)
DDR Corp. (REIT)
4.63%	07/15/22	35,000	38,057
Deere & Co.
3.90%	06/09/42	47,000	48,616

Denbury Resources Inc.
6.38%	08/15/21	45,000	48,825	(h)
8.25%	02/15/20	40,000	45,100	(h)
DENTSPLY International Inc.
2.75%	08/15/16	22,000	22,684
4.13%	08/15/21	57,000	59,903	(h)
Devon Energy Corp.
1.88%	05/15/17	54,000	55,046
Diageo Capital PLC
1.50%	05/11/17	72,000	73,251
Diageo Investment Corp.
2.88%	05/11/22	76,000	79,232
4.25%	05/11/42	22,000	23,931
DIRECTV Holdings LLC
2.40%	03/15/17	12,000	12,321
4.75%	10/01/14	70,000	75,070	(h)
5.15%	03/15/42	58,000	59,008
Dominion Resources Inc.
1.95%	08/15/16	40,000	41,342	(h)
4.90%	08/01/41	23,000	26,626	(h)
DPL Inc.
7.25%	10/15/21	138,000	157,320	(b,h)
DR Horton Inc.
4.38%	09/15/22	10,000	9,938
Duke Energy Corp.
1.63%	08/15/17	47,000	47,138
3.05%	08/15/22	116,000	117,113
Duke Realty LP (REIT)
6.50%	01/15/18	59,000	68,510	(h)
Eastman Chemical Co.
2.40%	06/01/17	130,000	135,773
eBay Inc.
1.35%	07/15/17	34,000	34,408
2.60%	07/15/22	25,000	25,175
4.00%	07/15/42	29,000	28,230
Ecopetrol S.A.
7.63%	07/23/19	10,000	12,800
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	10,000	11,000	(b)
Energy Transfer Equity LP
7.50%	10/15/20	39,000	44,265	(h)
Energy Transfer Partners LP
6.50%	02/01/42	13,000	15,001
6.70%	07/01/18	41,000	48,681	(h)
Enterprise Products Operating LLC
1.25%	08/13/15	47,000	47,466
4.45%	02/15/43	24,000	23,738
EOG Resources Inc.
2.63%	03/15/23	23,000	23,248
European Investment Bank
0.49%	12/15/14	100,000	100,842	(d,h)
4.88%	01/17/17	75,000	87,570	(h)
Exelon Corp.
4.90%	06/15/15	70,000	76,942	(h)

Express Scripts Holding Co.
2.65%	02/15/17	123,000	128,892	(b,h)
3.13%	05/15/16	84,000	89,576	(h)
3.90%	02/15/22	25,000	27,236	(b,h)
4.75%	11/15/21	28,000	32,397	(b,h)
6.13%	11/15/41	26,000	33,753	(b,h)
Florida Power & Light Co.
4.13%	02/01/42	51,000	55,473	(h)
Ford Motor Credit Company LLC
3.00%	06/12/17	53,000	53,948
Forest Oil Corp.
7.25%	06/15/19	51,000	50,618	(h)
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	30,000	32,100	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	52,000	55,380	(h)
Georgia Power Co.
4.30%	03/15/42	27,000	28,802
Goldman Sachs Capital I
6.35%	02/15/34	49,000	49,231	(h)
Great Plains Energy Inc.
4.85%	06/01/21	60,000	66,539	(h)
Hanesbrands Inc.
6.38%	12/15/20	59,000	64,015	(h)
HCA Inc.
6.50%	02/15/20	36,000	40,050	(h)
Hewlett-Packard Co.
4.05%	09/15/22	25,000	25,292
Host Hotels & Resorts LP (REIT)
4.75%	03/01/23	6,000	6,218
6.00%	11/01/20	25,000	27,625	(h)
Hughes Satellite Systems Corp.
6.50%	06/15/19	28,000	29,960	(h)
Hyundai Capital America
1.63%	10/02/15	46,000	46,023	(b)
2.13%	10/02/17	68,000	68,010	(b)
Ingles Markets Inc.
8.88%	05/15/17	103,000	110,983	(h)
Intergas Finance BV
6.38%	05/14/17	100,000	113,500	(b,h)
Jabil Circuit Inc.
4.70%	09/15/22	6,000	5,970
John Deere Capital Corp.
3.15%	10/15/21	26,000	27,734
JPMorgan Chase & Co.
4.35%	08/15/21	24,000	26,452	(h)
4.50%	01/24/22	40,000	44,370
KFW
2.00%	10/04/22	115,000	113,900
Kinder Morgan Energy Partners LP
3.45%	02/15/23	23,000	23,680
5.00%	08/15/42	23,000	23,882
Kinross Gold Corp.
6.88%	09/01/41	17,000	17,341
Koninklijke Philips Electronics N.V.
5.00%	03/15/42	10,000	11,269	(h)
Korea Development Bank
3.25%	03/09/16	100,000	104,936	(h)

Korea National Oil Corp.
2.88%	11/09/15	100,000	104,025	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	25,000	25,379	(b)
2.25%	06/05/17	53,000	54,564	(b)
5.00%	06/04/42	45,000	50,201	(b)
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	85,000	100,717	(h)
Liberty Mutual Group Inc.
4.95%	05/01/22	13,000	13,598	(b)
6.50%	05/01/42	26,000	28,146	(b)
Linn Energy LLC
8.63%	04/15/20	42,000	45,990	(h)
Lorillard Tobacco Co.
3.50%	08/04/16	58,000	61,390	(h)
Marriott International Inc.
3.25%	09/15/22	60,000	60,314
McDonald’s Corp.
1.88%	05/29/19	54,000	56,019
Merck & Company Inc.
2.40%	09/15/22	46,000	46,370
MidAmerican Energy Holdings Co.
6.13%	04/01/36	115,000	147,128	(h)
Morgan Stanley
5.50%	07/28/21	51,000	55,814	(h)
5.75%	01/25/21	100,000	109,765	(h)
Mylan Inc.
7.88%	07/15/20	70,000	78,575	(b,h)
National Agricultural Cooperative Federation
4.25%	01/28/16	100,000	107,316	(b,h)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	100,000	101,630
Newcrest Finance Pty Ltd.
4.20%	10/01/22	46,000	46,310	(b)
Newfield Exploration Co.
5.63%	07/01/24	10,000	11,100
5.75%	01/30/22	51,000	56,993	(h)
News America Inc.
6.65%	11/15/37	25,000	31,724	(h)
Nexen Inc.
6.40%	05/15/37	61,000	77,434
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	78,000	80,869	(h)
Nisource Finance Corp.
3.85%	02/15/23	60,000	62,935
Nordea Bank AB
3.13%	03/20/17	200,000	209,160	(b,h)
Novartis Capital Corp.
2.40%	09/21/22	55,000	55,649
3.70%	09/21/42	14,000	14,475
Oglethorpe Power Corp.
5.38%	11/01/40	32,000	38,669	(h)
Omnicom Group Inc.
3.63%	05/01/22	71,000	74,990
ONEOK Partners LP
2.00%	10/01/17	34,000	34,630
3.38%	10/01/22	35,000	35,170
6.13%	02/01/41	34,000	40,838	(h)

Pacific Gas & Electric Co.
6.05%	03/01/34	24,000	31,543	(h)
PacifiCorp
6.25%	10/15/37	2,000	2,740
PAETEC Holding Corp.
8.88%	06/30/17	26,000	28,210	(h)
Peabody Energy Corp.
6.25%	11/15/21	30,000	29,850	(b,h)
PepsiCo Inc.
2.75%	03/05/22	74,000	76,825
Petrobras International Finance Co.
2.88%	02/06/15	22,000	22,612	(h)
3.50%	02/06/17	70,000	73,208	(h)
3.88%	01/27/16	25,000	26,445	(h)
Philip Morris International Inc.
2.50%	05/16/16	60,000	63,384	(h)
3.88%	08/21/42	46,000	46,234
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	138,500	(b,h)
Pride International Inc.
6.88%	08/15/20	58,000	73,424	(h)
Prudential Financial Inc.
5.63%	05/12/41	28,000	31,496	(h)
Range Resources Corp.
5.75%	06/01/21	51,000	54,825	(h)
Raytheon Co.
1.40%	12/15/14	57,000	57,907	(h)
Roche Holdings Inc.
6.00%	03/01/19	76,000	95,417	(b,h)
Royal Bank of Canada
1.20%	09/19/17	69,000	69,435
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.00%	06/03/21	200,000	203,100	(b,h,i)
Santander Holdings USA Inc.
3.00%	09/24/15	23,000	23,270
Schlumberger Investment S.A.
2.40%	08/01/22	70,000	69,290	(b)
Sempra Energy
2.30%	04/01/17	32,000	33,490	(h)
Texas Instruments Inc.
1.65%	08/03/19	35,000	35,165
Textron Inc.
6.20%	03/15/15	40,000	43,938	(h)
The ADT Corp.
2.25%	07/15/17	35,000	36,024	(b)
3.50%	07/15/22	31,000	32,206	(b)
4.88%	07/15/42	45,000	48,714	(b)
The AES Corp.
8.00%	10/15/17	6,000	6,930
The Coca-Cola Co.
3.30%	09/01/21	63,000	70,160	(h)
The Goldman Sachs Group Inc.
5.75%	01/24/22	67,000	77,176	(h)
6.75%	10/01/37	34,000	36,424
The Potomac Edison Co.
5.35%	11/15/14	95,000	102,694	(h)
Time Warner Cable Inc.
6.75%	07/01/18	61,000	76,716	(h)

Time Warner Inc.
3.15%	07/15/15	15,000	16,008	(h)
4.90%	06/15/42	19,000	20,846
Total Capital International S.A.
1.55%	06/28/17	125,000	127,344
2.70%	01/25/23	69,000	70,331
Toyota Motor Credit Corp.
1.75%	05/22/17	67,000	68,834
Transocean Inc.
3.80%	10/15/22	23,000	23,119
United Parcel Service Inc.
2.45%	10/01/22	46,000	46,420
United Technologies Corp.
1.80%	06/01/17	27,000	28,004
4.50%	06/01/42	40,000	44,831
Vail Resorts Inc.
6.50%	05/01/19	80,000	87,000	(h)
Verizon Communications Inc.
2.00%	11/01/16	140,000	146,370	(h)
Viacom Inc.
2.50%	12/15/16	53,000	55,831	(h)
Visteon Corp.
6.75%	04/15/19	53,000	55,650	(h)
Vodafone Group PLC
2.50%	09/26/22	46,000	45,931
Walgreen Company
1.80%	09/15/17	32,000	32,361
3.10%	09/15/22	32,000	32,475
Watson Pharmaceuticals Inc.
1.88%	10/01/17	32,000	32,356
3.25%	10/01/22	23,000	23,295
4.63%	10/01/42	18,000	18,429
Weatherford International Ltd.
4.50%	04/15/22	46,000	48,108	(h)
5.95%	04/15/42	42,000	44,183	(h)
WellPoint Inc.
1.25%	09/10/15	32,000	32,223
1.88%	01/15/18	46,000	46,352
3.30%	01/15/23	52,000	52,594
Willis Group Holdings PLC
4.13%	03/15/16	61,000	64,751	(h)
Woodside Finance Ltd.
4.50%	11/10/14	95,000	100,754	(b,h)
WPP Finance 2010
3.63%	09/07/22	23,000	23,168
5.13%	09/07/42	23,000	22,684
Xstrata Finance Canada Ltd.
5.80%	11/15/16	58,873	66,517	(b,h)
			12,466,551

Non-Agency Collateralized Mortgage Obligations—2.8%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	55,000	61,946	(h,i)
5.68%	07/10/46	20,000	22,304
5.92%	02/10/51	30,000	35,446	(h,i)
6.40%	02/10/51	30,000	36,341	(h,i)

Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	60,000	65,621	(h,i)
5.71%	04/12/38	60,000	65,761	(h,i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	30,000	27,626	(h)
COMM 2006-C7 Mortgage Trust
5.97%	06/10/46	60,000	64,201	(i)
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	30,000	33,052	(h,i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	70,829	1,672	(i)
Credit Suisse Mortgage Capital Certificates
5.53%	02/25/36	15,330	291	(i)
GS Mortgage Securities Corp. II
3.00%	08/10/44	60,000	64,252	(h)
5.47%	08/10/44	20,000	22,647	(b,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/16/45	50,000	54,852
5.04%	03/15/46	30,000	32,687	(h,i)
5.34%	08/12/37	130,000	143,346	(h,i)
5.44%	06/12/47	120,000	138,215	(h)
5.79%	02/12/51	50,000	59,332	(h,i)
LB-UBS Commercial Mortgage Trust
5.16%	02/15/31	70,000	78,495	(h)
6.06%	06/15/38	20,000	23,112
MASTR Alternative Loans Trust
5.00%	08/25/18	53,604	4,904	(g,h,o)
Merrill Lynch
5.49%	07/12/46	25,000	21,874
Morgan Stanley Capital I Inc.
5.62%	12/12/49	10,723	10,718	(h)
5.90%	10/15/42	50,000	41,897	(h,i)
5.99%	08/12/41	30,000	35,131	(i)
6.46%	01/11/43	45,000	52,994	(h,i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	70,000	76,942	(h,i)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	10,000	10,211	(i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36	1,848	—	**
			1,285,870

Sovereign Bonds—1.4%
Government of Argentina
2.50%	12/31/38	8,242	3,037	(j)
8.28%	12/31/33	5,882	4,382
Government of Dominican Republic
7.50%	05/06/21	100,000	112,750	(b,h)
Government of El Salvador
7.65%	06/15/35	20,000	22,350	(b,h)
Government of Hungary
7.63%	03/29/41	12,000	13,560
Government of Lebanon
4.00%	12/31/17	3,850	3,783
5.15%	11/12/18	11,000	10,918
6.10%	10/04/22	11,000	11,138

Government of Mexico
4.75%	03/08/44	26,000	28,925	(h)
5.75%	10/12/49	10,000	11,950
6.05%	01/11/40	18,000	23,985	(h)
Government of Panama
6.70%	01/26/36	21,000	29,505	(h)
Government of Peru
6.55%	03/14/37	41,000	60,373	(h)
Government of Philippines
6.38%	01/15/32	100,000	135,250
Government of Poland
3.00%	03/17/23	8,000	7,862
5.00%	03/23/22	30,000	34,800
6.38%	07/15/19	7,000	8,645
Government of Romania
6.75%	02/07/22	20,000	22,500	(b,h)
Government of Turkey
6.88%	03/17/36	10,000	12,688
Government of Uruguay
6.88%	09/28/25	27,038	36,772
Government of Venezuela
10.75%	09/19/13	33,000	33,825
Government of Vietnam
1.50%	03/12/16	3,652	3,333	(i)
Russian Foreign Bond - Eurobond
7.50%	03/31/30	8,189	10,339	(j)
			642,670

Municipal Bonds and Notes—0.8%
American Municipal Power Inc.
6.27%	02/15/50	25,000	29,141	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	39,000	45,297	(h)
New Jersey State Turnpike Authority
7.41%	01/01/40	110,000	162,317	(h)
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	15,000	17,325
Port Authority of New York & New Jersey
4.46%	10/01/62	50,000	50,321
South Carolina State Public Service Authority
6.45%	01/01/50	30,000	40,750	(h)
State of California
5.70%	11/01/21	40,000	45,419	(h)
			390,570

FNMA—0.0%*
Lehman TBA
5.50%	TBA	83,122	—	** (c,m,p)

Total Bonds and Notes			40,702,596
(Cost $39,194,252)

Other Investments—0.5%
GEI Investment Fund	238,015	(k)
(Cost $193,508)

Total Investments in Securities	40,940,611
(Cost $39,387,760)

Short-Term Investments—16.3%
GE Institutional Money Market Fund Investment Class
0.08%	7,503,539	(d,k)
(Cost $7,503,539)

Total Investments	48,444,150
(Cost $46,891,299)

Liabilities in Excess of Other Assets, net—(5.0)%	(2,300,128)

NET ASSETS—100.0%	$46,144,022

Other Information

The Fund had the following long futures contracts open at September 30,2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
5 Yr. U.S. Treasury Notes Futures	December 2012	73	$9,098,195	$36,823
30 Yr. U.S. Treasury Bond Futures	December 2012	2	298,750	6,713

				$43,536

The Fund had the following short futures contracts open at September 30, 2012 (Unaudited):
Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation\ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	December 2012	20	$(3,304,375)	$15,820
10 Yr. U.S. Treasury Notes Futures	December 2012	47	(6,273,766)	(28,169)

				$(12,349)

				$31,187

GEI Total Return Fund

Schedule of Investments—September 30, 2012 (Unaudited)

	Number of Shares	Fair Value
Domestic Equity—39.7% †
Advertising—0.3%
Arbitron Inc.	27,400	$1,038,460
Omnicom Group Inc.	143,931	7,421,082
		8,459,542

Aerospace & Defense—0.6%
Honeywell International Inc.	227,973	13,621,386
Teledyne Technologies Inc.	9,100	576,849	(a)
The Boeing Co.	20,727	1,443,014
		15,641,249

Agricultural Products—0.3%
Archer-Daniels-Midland Co.	292,400	7,947,432

Air Freight & Logistics—0.7%
United Parcel Service Inc.	283,872	20,316,719

Apparel Retail—0.0%*
Aeropostale Inc.	26,660	360,710	(a)
American Eagle Outfitters Inc.	14,700	309,876
The Buckle Inc.	15,200	690,536
		1,361,122

Apparel, Accessories & Luxury Goods—0.0%*
Maidenform Brands Inc.	5,300	108,544	(a)

Application Software—0.3%
ACI Worldwide Inc.	16,699	705,700	(a)
Blackbaud Inc.	25,100	600,392
Ebix Inc.	11,800	278,598
Intuit Inc.	78,867	4,643,689
Parametric Technology Corp.	38,300	834,940	(a)
Solera Holdings Inc.	2,600	114,062
SS&C Technologies Holdings Inc.	31,500	794,115	(a)
		7,971,496

Asset Management & Custody Banks—1.2%
Ameriprise Financial Inc.	198,597	11,258,464
Franklin Resources Inc.	13,818	1,728,217
Invesco Ltd.	474,592	11,860,054
State Street Corp.	190,217	7,981,505	(e)
		32,828,240

Automobile Manufacturers—0.1%
Ford Motor Co.	254,094	2,505,367

Biotechnology—1.0%
Amgen Inc.	199,847	16,851,099	(h)
Cubist Pharmaceuticals Inc.	11,200	534,016	(a)
Gilead Sciences Inc.	148,217	9,831,234	(a)
		27,216,349

Broadcasting—0.5%
CBS Corp.	68,948	2,504,881
Discovery Communications Inc.	188,236	10,548,745	(a)
		13,053,626

Cable & Satellite—1.2%
Comcast Corp.	288,006	10,301,975
DIRECTV	178,529	9,365,631	(a)
Liberty Global Inc.	250,831	14,151,885	(a)
		33,819,491

Casinos & Gaming—0.2%
Las Vegas Sands Corp.	116,748	5,413,605

Communications Equipment—2.1%
ADTRAN Inc.	4,885	84,413
Cisco Systems Inc.	1,233,950	23,556,106	(h)
Qualcomm Inc.	548,286	34,262,392
		57,902,911

Computer Hardware—2.1%
Apple Inc.	87,057	58,089,654

Construction & Engineering—0.0%*
Quanta Services Inc.	25,500	629,850	(a)

Construction & Farm Machinery & Heavy Trucks—0.5%
Caterpillar Inc.	7,961	684,964
Cummins Inc.	24,669	2,274,728
Deere & Co.	122,046	10,067,574
		13,027,266

Consumer Finance—0.4%
American Express Co.	193,761	11,017,250

Data Processing & Outsourced Services—1.6%
Global Cash Access Holdings Inc.	80,300	646,415	(a)
Paychex Inc.	472,908	15,743,107
The Western Union Co.	880,782	16,047,848
Visa Inc.	97,713	13,120,902
		45,558,272

Department Stores—0.2%
Macy’s Inc.	113,872	4,283,865

Distributors—0.1%
Genuine Parts Co.	44,851	2,737,257
LKQ Corp.	69,550	1,286,675	(a)
		4,023,932

Diversified Chemicals—0.4%
EI du Pont de Nemours & Co.	121,103	6,087,848
PPG Industries Inc.	37,964	4,359,786
		10,447,634

Diversified Financial Services—1.1%
Citigroup Inc.	50,242	1,643,918
JPMorgan Chase & Co.	181,685	7,354,608
Wells Fargo & Co.	627,328	21,661,636
		30,660,162

Diversified Metals & Mining—0.2%
Compass Minerals International Inc.	5,900	440,081
Freeport-McMoRan Copper & Gold Inc.	123,628	4,893,196
		5,333,277

Diversified REITs—0.1%
Duke Realty Corp.	22,180	326,046
Liberty Property Trust	8,880	321,811
Vornado Realty Trust	9,920	804,016
		1,451,873

Diversified Support Services—0.0%*
Healthcare Services Group Inc.	28,500	651,795

Education Services—0.0%*
Lincoln Educational Services Corp.	5,800	24,360

Electric Utilities—0.2%
IDACORP Inc.	19,100	826,457
The Southern Co.	107,355	4,947,992
		5,774,449

Electrical Components & Equipment—0.1%
Cooper Industries PLC	19,346	1,452,111
Polypore International Inc.	4,890	172,862	(a)
		1,624,973

Fertilizers & Agricultural Chemicals—0.4%
Monsanto Co.	119,042	10,835,203

Food Distributors—0.0%*
Spartan Stores Inc.	8,500	130,135

Footwear—0.0%*
Deckers Outdoor Corp.	12,700	465,328	(a)

General Merchandise Stores—0.1%
Target Corp.	47,574	3,019,522

Healthcare Distributors—0.2%
Cardinal Health Inc.	150,752	5,874,805
Owens & Minor Inc.	23,100	690,228
		6,565,033

Healthcare Equipment—1.3%
Covidien PLC	451,426	26,823,733
Medtronic Inc.	185,478	7,997,811
Thoratec Corp.	10,200	352,920	(a)
		35,174,464

Healthcare Facilities—0.1%
HCA Holdings Inc.	71,178	2,366,668

Healthcare Services—1.0%
Bio-Reference Labs Inc.	37,090	1,060,032	(a)
Express Scripts Holding Co.	392,486	24,597,098	(a)
HMS Holdings Corp.	19,300	645,199	(a)
MEDNAX Inc.	13,000	967,850	(a)
		27,270,179

Healthcare Technology—0.0%*
Computer Programs & Systems Inc.	5,580	309,969

Home Building—0.1%
MDC Holdings Inc.	36,736	1,414,703

Home Furnishing Retail—0.2%
Aaron’s Inc.	18,100	503,361
Bed Bath & Beyond Inc.	93,750	5,906,250	(a)
		6,409,611

Home Improvement Retail—0.9%
Lowe’s Companies Inc.	611,481	18,491,185
The Home Depot Inc.	89,948	5,430,161
		23,921,346

Hotels, Resorts & Cruise Lines—0.0%*
Orient-Express Hotels Ltd.	22,740	202,386	(a)

Household Products—0.4%
Kimberly-Clark Corp.	58,037	4,978,414
The Clorox Co.	76,000	5,475,800
		10,454,214

Housewares & Specialties—0.0%*
Jarden Corp.	24,600	1,299,864

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	213,898	3,700,435	(a)
The AES Corp.	426,164	4,675,019	(a)
		8,375,454

Industrial Gases—0.1%
Praxair Inc.	34,670	3,601,520

Industrial Machinery—0.7%
Dover Corp.	222,343	13,227,185
Eaton Corp.	107,338	5,072,794
ESCO Technologies Inc.	7,500	291,375
Harsco Corp.	8,100	166,293
Mueller Industries Inc.	7,900	359,213
Woodward Inc.	13,900	472,322
		19,589,182

Industrial REITs—0.1%
First Industrial Realty Trust Inc.	16,750	220,095	(a)
Prologis Inc.	34,810	1,219,394
		1,439,489

Integrated Oil & Gas—1.6%
Chevron Corp.	187,503	21,855,350
Exxon Mobil Corp.	58,432	5,343,606	(h)
Hess Corp.	72,563	3,898,084
Occidental Petroleum Corp.	154,535	13,299,282
		44,396,322

Integrated Telecommunication Services—0.5%
AT&T Inc.	242,841	9,155,106
Verizon Communications Inc.	106,321	4,845,048
		14,000,154

Internet Retail—0.2%
Amazon.com Inc.	18,824	4,787,320	(a)

Internet Software & Services—1.1%
eBay Inc.	297,420	14,398,102	(a)
Google Inc.	20,103	15,167,714	(a)
NIC Inc.	26,200	387,760
The Active Network Inc.	19,000	238,070	(a)
		30,191,646

Investment Banking & Brokerage—0.3%
GFI Group Inc.	21,055	66,955
Raymond James Financial Inc.	26,100	956,565
The Goldman Sachs Group Inc.	59,443	6,757,480
		7,781,000

IT Consulting & Other Services—0.6%
International Business Machines Corp.	81,532	16,913,814	(h)

Life & Health Insurance—0.3%
Prudential Financial Inc.	134,516	7,332,467

Life Sciences Tools & Services—0.3%
Agilent Technologies Inc.	70,281	2,702,304
Bruker Corp.	53,700	702,933	(a)
PerkinElmer Inc.	150,885	4,446,581
		7,851,818

Managed Healthcare—0.0%*
Molina Healthcare Inc.	23,450	589,767	(a)

Miscellaneous—0.0%*
Spirit Realty Capital Inc.	5,650	87,575	(a)

Movies & Entertainment—0.6%
The Walt Disney Co.	95,148	4,974,337
Time Warner Inc.	260,706	11,817,803
		16,792,140

Multi-Line Insurance—0.3%
American International Group Inc.	260,429	8,539,467	(a)
HCC Insurance Holdings Inc.	24,900	843,861
		9,383,328

Multi-Utilities—0.2%
Dominion Resources Inc.	90,648	4,798,905

Office Electronics—0.0%*
Zebra Technologies Corp.	16,700	626,918	(a)

Office REITs—0.2%
Alexandria Real Estate Equities Inc.	4,730	347,750
BioMed Realty Trust Inc.	46,900	877,968
Boston Properties Inc.	10,730	1,186,845
Brandywine Realty Trust	2,150	26,208
CommonWealth	14,690	213,886
Coresite Realty Corp.	18,000	484,920
Digital Realty Trust Inc.	14,830	1,035,875
Highwoods Properties Inc.	4,130	134,721
Hudson Pacific Properties Inc.	5,220	96,570
Kilroy Realty Corp.	1,250	55,975
Mack-Cali Realty Corp.	15,730	418,418
Piedmont Office Realty Trust Inc.	15,810	274,145
SL Green Realty Corp.	8,880	711,022
		5,864,303

Office Services & Supplies—0.0%*
Herman Miller Inc.	15,100	293,544

Oil & Gas Drilling—0.0%*
Pioneer Energy Services Corp.	78,600	612,294	(a)

Oil & Gas Equipment & Services—1.1%
Dril-Quip Inc.	4,665	335,320	(a)
Halliburton Co.	57,560	1,939,196
Oil States International Inc.	12,335	980,139	(a)
Schlumberger Ltd.	359,618	26,011,170
		29,265,825

Oil & Gas Exploration & Production—0.6%
Anadarko Petroleum Corp.	149,773	10,472,129
Gulfport Energy Corp.	5,500	171,930	(a)
Marathon Oil Corp.	143,899	4,255,093
SM Energy Co.	12,875	696,666
		15,595,818

Oil & Gas Storage & Transportation—0.2%
Spectra Energy Corp.	62,182	1,825,664
The Williams Companies Inc.	75,406	2,636,948
		4,462,612

Packaged Foods & Meats—0.4%
Kraft Foods Inc.	275,589	11,395,605	(a)
Mondelez International Inc.	30,836	818,696
Smithfield Foods Inc.	13,200	259,380	(a)
		12,473,681

Paper Packaging—0.0%*
Packaging Corporation of America	33,700	1,223,310

Pharmaceuticals—1.7%
Bristol-Myers Squibb Co.	197,303	6,658,976
Johnson & Johnson	255,937	17,636,619
Merck & Company Inc.	147,976	6,673,718
Pfizer Inc.	657,744	16,344,938
		47,314,251

Property & Casualty Insurance—0.5%
ACE Ltd.	141,533	10,699,895
The Travelers Companies Inc.	49,325	3,366,924
		14,066,819

Publishing—0.0%*
John Wiley & Sons Inc.	7,900	363,005

Railroads—0.4%
CSX Corp.	198,719	4,123,419
Genesee & Wyoming Inc.	16,200	1,083,132	(a)
Union Pacific Corp.	43,523	5,166,180
		10,372,731

Real Estate Services—0.0%*
CBRE Group Inc.	15,966	293,934	(a)

Regional Banks—0.3%
Cullen Frost Bankers Inc.	9,900	568,557
Fulton Financial Corp.	18,100	178,466
Iberiabank Corp.	6,300	288,540
Prosperity Bancshares Inc.	17,300	737,326
Regions Financial Corp.	960,699	6,926,640
Sterling Bancorp	9,500	94,240
SVB Financial Group	10,600	640,876	(a)
Westamerica Bancorporation	8,500	399,925
		9,834,570

Research & Consulting Services—0.1%
Nielsen Holdings N.V.	110,572	3,314,949	(a)
Resources Connection Inc.	8,500	111,435
		3,426,384

Residential REITs—0.2%
American Campus Communities Inc.	9,110	399,747
Apartment Investment & Management Co.	7,120	185,049
AvalonBay Communities Inc.	3,950	537,161
BRE Properties Inc.	8,040	376,996
Camden Property Trust	6,410	413,381
Colonial Properties Trust	12,200	256,810
Education Realty Trust Inc.	18,180	198,162
Equity Residential	20,540	1,181,666
Essex Property Trust Inc.	4,460	661,150
Home Properties Inc.	3,120	191,162
UDR Inc.	32,680	811,118
		5,212,402

Restaurants—0.3%
Cracker Barrel Old Country Store Inc.	12,500	838,875
Darden Restaurants Inc.	64,946	3,620,739
McDonald’s Corp.	51,128	4,690,994
The Wendy’s Co.	43,900	199,745
		9,350,353

Retail REITs—0.4%
Acadia Realty Trust	5,010	124,348
CBL & Associates Properties Inc.	6,880	146,819
DDR Corp.	38,340	588,902
Equity One Inc.	5,010	105,511
Excel Trust Inc.	4,840	55,273
General Growth Properties Inc.	23,950	466,546
Glimcher Realty Trust	6,420	67,859
Kimco Realty Corp.	35,140	712,288
National Retail Properties Inc.	23,340	711,870
Regency Centers Corp.	5,090	248,036
Simon Property Group Inc.	38,634	5,865,028
Tanger Factory Outlet Centers	15,660	506,288
Taubman Centers Inc.	2,250	172,642
The Macerich Co.	17,390	995,230
		10,766,640

Semiconductor Equipment—0.0%*
Rudolph Technologies Inc.	59,800	627,900	(a)

Semiconductors—0.6%
Altera Corp.	65,565	2,228,227
Analog Devices Inc.	62,137	2,435,149
Intel Corp.	197,304	4,474,855
Microchip Technology Inc.	48,364	1,583,437
Microsemi Corp.	37,500	752,625	(a)
Semtech Corp.	22,100	555,815	(a)
Texas Instruments Inc.	173,548	4,781,248
		16,811,356

Soft Drinks—1.3%
Coca-Cola Enterprises Inc.	226,233	7,074,306
PepsiCo Inc.	424,625	30,050,711
		37,125,017

Specialized Consumer Services—0.0%*
Matthews International Corp.	2,900	86,478

Specialized Finance—0.7%
CME Group Inc.	323,212	18,520,048

Specialized REITs—0.8%
American Tower Corp.	116,368	8,307,511
DiamondRock Hospitality Co.	24,740	238,246
HCP Inc.	91,885	4,087,045
Healthcare Inc.	22,270	1,286,092
Host Hotels & Resorts Inc.	34,680	556,614
LaSalle Hotel Properties	9,650	257,558
Omega Healthcare Investors Inc.	47,200	1,072,856
Pebblebrook Hotel Trust	2,560	59,878
Public Storage	22,602	3,145,520
Rayonier Inc.	49,745	2,438,002
RLJ Lodging Trust	14,640	276,842
Sabra Healthcare REIT Inc.	22,800	456,228
Senior Housing Properties Trust	5,610	122,186
Sunstone Hotel Investors Inc.	8,640	95,040	(a)
Ventas Inc.	21,160	1,317,210
		23,716,828

Specialty Chemicals—0.0%*
Sensient Technologies Corp.	15,800	580,808

Specialty Stores—0.2%
Dick's Sporting Goods Inc.	105,676	5,479,301

Steel—0.2%
Allegheny Technologies Inc.	133,202	4,249,144
Commercial Metals Co.	40,500	534,600
		4,783,744

Systems Software—1.7%
MICROS Systems Inc.	18,600	913,632	(a)
Microsoft Corp.	1,065,637	31,734,670
Oracle Corp.	483,967	15,240,121
		47,888,423

Tobacco—0.3%
Altria Group Inc.	84,145	2,809,602
Philip Morris International Inc.	77,090	6,933,475
		9,743,077

Trading Companies & Distributors—0.0%*
Applied Industrial Technologies Inc.	25,500	1,056,465

Trucking—0.0%*
Old Dominion Freight Line Inc.	33,400	1,007,344	(a)

Water Utilities—0.1%
American Water Works Company Inc.	60,800	2,253,248

Total Domestic Equity		1,105,994,262
(Cost $951,992,192)

Foreign Equity—18.7%

Common Stock—18.3%

Advertising—0.2%
WPP PLC	420,619	5,715,597

Aerospace & Defense—0.3%
Safran S.A.	218,450	7,864,788

Apparel, Accessories & Luxury Goods—0.5%
Adidas AG	24,249	1,991,574
Luxottica Group S.p.A.	146,286	5,181,060
LVMH Moet Hennessy Louis Vuitton S.A.	33,843	5,094,064
The Swatch Group AG	6,174	2,464,870
		14,731,568

Application Software—0.4%
SAP AG	151,176	10,718,226

Auto Parts & Equipment—0.0%*
Hyundai Mobis	1,700	474,931

Automobile Manufacturers—0.4%
Astra International Tbk PT	851,000	658,036
Brilliance China Automotive Holdings Ltd.	228,885	252,996	(a)
Great Wall Motor Company Ltd.	102,697	271,536
Hyundai Motor Co.	4,077	924,402
Toyota Motor Corp.	227,565	8,892,000
		10,998,970

Biotechnology—0.2%
CSL Ltd.	86,431	4,134,461

Brewers—0.2%
Anadolu Efes Biracilik Ve Malt Sanayii AS	25,096	373,170
Anheuser-Busch InBev N.V.	62,761	5,342,698
		5,715,868

Broadcasting—0.0%*
Zee Entertainment Enterprises Ltd.	52,790	195,567

Casinos & Gaming—0.0%*
Genting Bhd	188,098	536,016
Sands China Ltd.	85,927	320,290
		856,306

Commodity Chemicals—0.0%*
LG Chem Ltd.	1,115	332,566

Communications Equipment—0.2%
Telefonaktiebolaget LM Ericsson	543,211	4,958,542

Construction & Engineering—0.3%
China State Construction International Holdings Ltd.	738,549	871,599
Doosan Heavy Industries & Construction Company Ltd.	4,401	221,748
JGC Corp.	113,000	3,783,612
Vinci S.A.	50,284	2,144,161
		7,021,120

Construction & Farm Machinery & Heavy Trucks—0.2%
Kubota Corp.	416,000	4,224,164

Construction Materials—0.2%
HeidelbergCement AG	95,512	5,009,661

Distillers & Vintners—0.6%
Diageo PLC	442,761	12,436,906
Diageo PLC ADR	29,015	3,270,861
		15,707,767

Diversified Capital Markets—0.2%
Deutsche Bank AG	138,939	5,495,514

Diversified Financial Services—1.7%
African Bank Investments Ltd.	110,713	443,461
Banco Santander Chile ADR	5,307	388,685
Bank of China Ltd.	1,325,104	505,892
Bank Rakyat Indonesia Persero Tbk PT	437,964	340,944
BNP Paribas S.A.	98,038	4,664,134
Chinatrust Financial Holding Company Ltd.	756,240	456,631
Credicorp Ltd.	4,934	618,132
Grupo Financiero Banorte SAB de C.V.	60,969	344,980

Grupo Financiero Santander Mexico SAB de C.V. ADR	15,018	205,747	(a)
HSBC Holdings PLC	1,219,696	11,291,512
ICICI Bank Ltd.	15,767	317,462
Industrial & Commercial Bank of China	1,097,433	648,276
ING Groep N.V.	729,457	5,770,505	(a)
Lloyds Banking Group PLC	3,304,400	2,071,947	(a)
Malayan Banking Bhd	128,300	378,205
Metropolitan Bank & Trust	312,816	693,647
Sberbank of Russia ADR	60,006	703,870
Sberbank of Russia GDR	7,673	89,774	(a,p)
Shinhan Financial Group Company Ltd.	12,020	410,427
Standard Chartered PLC	335,650	7,588,103
Turkiye Halk Bankasi AS	58,865	458,961
United Overseas Bank Ltd.	535,705	8,581,237
		46,972,532

Diversified Metals & Mining—0.6%
Anglo American PLC	15,268	447,977
Antofagasta PLC	35,360	720,593
BHP Billiton PLC	236,660	7,356,549
Rio Tinto PLC	145,043	6,757,112
		15,282,231

Diversified Real Estate Activities—0.3%
Daito Trust Construction Company Ltd.	32,000	3,228,792
Sumitomo Realty & Development Company Ltd.	143,000	3,808,432
Wharf Holdings Ltd.	283,504	1,958,100
		8,995,324

Diversified Support Services—0.4%
Aggreko PLC	165,860	6,194,922
Brambles Ltd.	735,286	5,367,659
		11,562,581

Drug Retail—0.0%*
Raia Drogasil S.A.	39,827	457,202

Education Services—0.0%*
New Oriental Education & Technology Group ADR	16,703	278,439

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	752,567	1,715,017

Electrical Components & Equipment—0.0%*
Zhuzhou CSR Times Electric Company Ltd.	186,599	479,419

Electronic Components—0.0%*
Largan Precision Company Ltd.	15,000	310,608

Electronic Equipment & Instruments—0.2%
Hexagon AB	194,504	4,176,885

Electronic Manufacturing Services—0.0%*
Hon Hai Precision Industry Company Ltd.	267,394	839,212

Fertilizers & Agricultural Chemicals—0.7%
Potash Corporation of Saskatchewan Inc.††	81,938	3,557,748
Potash Corporation of Saskatchewan Inc.††	135,228	5,872,547
Sociedad Quimica y Minera de Chile S.A. ADR	15,725	969,289
Syngenta AG	19,829	7,416,358
Uralkali OJSC GDR	8,135	336,545
		18,152,487

Food Retail—0.1%
Magnit OJSC GDR	21,229	721,574
President Chain Store Corp.	64,991	348,085
Shoprite Holdings Ltd.	52,919	1,079,654
Tesco PLC	351,642	1,885,200
		4,034,513

Healthcare Services—0.3%
Diagnosticos da America S.A.	29,941	180,047
Fresenius SE & Company KGaA	80,267	9,328,821
		9,508,868

Healthcare Supplies—0.3%
Cie Generale d’Optique Essilor International S.A.	69,817	6,545,150
Shandong Weigao Group Medical Polymer Company Ltd.	150,447	194,820
		6,739,970

Heavy Electrical Equipment—0.1%
ABB Ltd. ADR	135,329	2,530,652
Dongfang Electric Corporation Ltd.	84,268	114,774
		2,645,426

Highways & Railtracks—0.0%*
CCR S.A.	40,590	367,127

Household Appliances—0.0%*
Techtronic Industries Co.	276,781	503,352

Household Products—0.5%
Reckitt Benckiser Group PLC	91,401	5,261,736
Unicharm Corp.	130,500	7,514,653
		12,776,389

Human Resource & Employment Services—0.2%
Capita PLC	418,949	5,239,636

Industrial Conglomerates—0.1%
Siemens AG	27,882	2,783,885

Industrial Gases—0.4%
Linde AG	64,908	11,189,552

Industrial Machinery—0.6%
Alfa Laval AB	209,134	3,798,899
FANUC Corp.	38,700	6,257,661
Mitsubishi Heavy Industries Ltd.	618,000	2,684,884
SMC Corp.	14,300	2,312,262
Vallourec S.A.	49,120	2,082,205
		17,135,911

Integrated Oil & Gas—1.5%
BG Group PLC	457,289	9,230,375
Cenovus Energy Inc.	36,007	1,255,552
China Petroleum & Chemical Corp.	746,496	697,079
Eni S.p.A.	220,941	4,837,773
Gazprom OAO ADR	83,498	842,495
Lukoil OAO ADR	15,302	941,685
PetroChina Company Ltd.	265,903	349,130
Petroleo Brasileiro S.A. ADR	145,874	3,219,439
Royal Dutch Shell PLC	249,294	8,622,830
Royal Dutch Shell PLC ADR	76,889	5,336,865
Suncor Energy Inc.	147,621	4,851,937
Total S.A.	35,842	1,779,874
		41,965,034

Internet Software & Services—0.8%
Baidu Inc. ADR	181,681	21,223,974	(a)

IT Consulting & Other Services—0.1%
Cap Gemini S.A.	65,820	2,788,004
HCL Technologies Ltd.	46,105	503,488
		3,291,492

Life & Health Insurance—0.8%
AIA Group Ltd.	2,797,006	10,371,641
Ping An Insurance Group Co.	33,515	253,527
Prudential PLC	594,479	7,694,114
Sony Financial Holdings Inc.	243,800	4,192,859
		22,512,141

Life Sciences Tools & Services—0.0%*
ICON PLC ADR	22,200	541,014	(a)

Managed Healthcare—0.0%*
Odontoprev S.A.	53,022	296,628

Marine Ports & Services—0.0%*
Adani Ports and Special Economic Zone	171,869	414,969

Multi-Line Insurance—0.3%
AXA S.A.	267,039	3,981,693
Zurich Insurance Group AG	19,818	4,938,684
		8,920,377

Multi-Utilities—0.3%
National Grid PLC	764,695	8,433,882

Oil & Gas Equipment & Services—0.1%
Subsea 7 S.A.	122,333	2,824,976

Oil & Gas Exploration & Production—0.1%
Afren PLC	241,568	546,507	(a)
Canadian Natural Resources Ltd.	50,421	1,554,214
CNOOC Ltd.	149,513	306,229
Pacific Rubiales Energy Corp.	11,193	267,212
		2,674,162

Packaged Foods & Meats—0.7%
Nestle S.A.	185,195	11,685,533
Orion Corp.	530	463,036
Thai Union Frozen Products PCL	199,072	473,750
Unilever N.V.	143,453	5,080,723
		17,703,042

Personal Products—0.0%*
Hengan International Group Company Ltd.	23,499	221,556

Pharmaceuticals—1.1%
Aspen Pharmacare Holdings Ltd.	17,531	303,828
Astellas Pharma Inc.	94,100	4,795,713
Bayer AG	60,142	5,170,815
Novartis AG	141,960	8,693,124
Novartis AG ADR	125,296	7,675,633
Roche Holding AG	24,059	4,497,942
		31,137,055

Photographic Products—0.1%
Nikon Corp.	129,758	3,582,522

Railroads—0.0%*
Globaltrans Investment PLC GDR	11,887	247,012

Real Estate Development—0.0%*
China Overseas Land & Investment Ltd.	96,371	245,861

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A.	21,372	545,782

Regional Banks—0.1%
The Bank of Yokohama Ltd.	771,948	3,681,140

Reinsurance—0.0%*
Korean Reinsurance Co.	23,750	253,222

Research & Consulting Services—0.1%
Experian PLC	114,804	1,907,616
Intertek Group PLC	24,855	1,099,722
		3,007,338

Semiconductors—0.9%
Samsung Electronics Company Ltd.	11,024	13,350,702
Taiwan Semiconductor Manufacturing Company Ltd.	3,761,433	11,522,906
Taiwan Semiconductor Manufacturing Company Ltd. ADR	28,483	450,601
		25,324,209

Thrifts & Mortgage Finance—0.0%*
Housing Development Finance Corp.	36,978	540,386
LIC Housing Finance Ltd.	77,626	415,909
		956,295

Tires & Rubber—0.0%*
Bridgestone Corp.	32,400	753,779

Tobacco—0.0%*
ITC Ltd.	126,569	650,782

Trading Companies & Distributors—0.1%
Mitsubishi Corp.	81,200	1,481,013
Mitsui & Company Ltd.	98,400	1,388,730
		2,869,743

Wireless Telecommunication Services—0.7%
America Movil SAB de C.V. ADR	29,839	759,104
Millicom International Cellular S.A.	4,171	387,735
MTN Group Ltd.	19,980	387,945
Softbank Corp.	208,398	8,464,495
Vodafone Group PLC	3,322,811	9,430,170
		19,429,449

Total Common Stock		510,009,618
(Cost $464,818,395)

Preferred Stock—0.4%

Automobile Manufacturers—0.3%
Volkswagen AG	37,717	6,887,826

Diversified Financial Services—0.0%*
Itau Unibanco Holding S.A.	63,997	964,939

Electric Utilities—0.0%*
Cia Energetica de Minas Gerais	19,472	235,914

Hypermarkets & Super Centers—0.0%*
Cia Brasileira de Distribuicao Grupo Pao de Acucar	7,261	324,075

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	51,227	564,840

Steel—0.1%
Vale S.A.	66,891	1,162,877

Total Preferred Stock		10,140,471
(Cost $9,940,894)

Total Foreign Equity		520,150,089
(Cost $474,759,289)

		Principal Amount	Fair Value
Bonds and Notes—27.8%
U.S. Treasuries—8.3%
U.S. Treasury Bonds
3.00%	05/15/42	$57,470,400	$59,589,621	(h)
3.13%	02/15/42	10,439,500	11,105,018	(h)
U.S. Treasury Notes
0.24%	07/31/14	44,479,400	44,387,328	(d)
0.52%	01/31/17	653,200	663,202	(d,h)
0.59%	06/30/17	32,003,100	32,245,619	(d,h)
0.60%	07/31/17	52,875,900	52,615,645	(d)
0.61%	08/31/17	306,400	306,591	(d)
1.63%	08/15/22	23,838,200	23,812,121
1.75%	05/15/22	2,910,800	2,951,732	(h)
2.75%	08/15/42	3,584,300	3,524,937
			231,201,814

Agency Mortgage Backed—9.6%
Federal Home Loan Mortgage Corp.
2.38%	01/13/22	4,992,000	5,236,808	(h)
4.50%	06/01/33 - 02/01/35	20,257	21,838	(h)
5.00%	07/01/35 - 06/01/41	4,564,607	5,099,829	(h)
5.50%	05/01/20 - 04/01/39	1,946,293	2,169,273	(h)
6.00%	04/01/17 - 11/01/37	2,011,022	2,243,891	(h)
6.50%	06/01/29 - 03/01/30	2,854	3,288	(h)
7.00%	06/01/29 - 08/01/36	106,342	123,299	(h)
7.50%	01/01/28 - 09/01/33	14,769	17,417	(h)
8.00%	01/01/30 - 11/01/30	10,387	12,519	(h)
9.00%	10/01/25	299	370	(h)
Federal National Mortgage Assoc.
2.72%	04/01/37	4,249	4,443	(i)
4.00%	05/01/19 - 05/01/42	33,185,174	36,039,550	(h)
4.50%	05/01/18 - 04/01/41	39,033,304	42,363,599	(h)
5.00%	07/01/20 - 06/01/41	8,210,119	9,253,259	(h)
5.50%	04/01/14 - 01/01/39	16,383,173	18,092,496	(h)
6.00%	09/01/19 - 08/01/35	3,845,144	4,327,842	(h)
6.50%	09/01/17 - 08/01/36	320,650	363,493	(h)
7.00%	04/01/17 - 12/01/33	4,928	5,486	(h)
7.50%	09/01/13 - 03/01/34	31,718	37,227	(h)
8.00%	12/01/15 - 11/01/33	12,281	14,945	(h)
9.00%	12/01/17 - 12/01/22	2,731	3,147	(h)
3.00%	TBA	13,125,000	13,855,078	(c)
3.50%	TBA	25,895,000	27,689,699	(c)
4.00%	TBA	3,895,000	4,196,254	(c)
4.50%	TBA	350,000	378,820	(c)
5.00%	TBA	13,535,000	14,763,724	(c)
6.00%	TBA	25,310,000	27,943,822	(c)
6.50%	TBA	5,044,000	5,669,771	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 05/20/40	9,171,276	10,181,889	(h)
6.00%	04/15/27 - 09/15/36	331,271	379,646	(h)
6.50%	04/15/24 - 09/15/36	211,023	248,184	(h)
7.00%	06/15/34 - 10/15/36	158,932	188,112	(h)
8.00%	03/15/30	3,045	3,221	(h)
9.00%	11/15/16 - 12/15/21	6,824	7,571	(h)
3.50%	TBA	19,750,000	21,601,561	(c)
4.00%	TBA	13,215,000	14,557,199	(c)
			267,098,570

Agency Collateralized Mortgage Obligations—0.1%
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	236,363	1,914	(g,h,i)
Federal Home Loan Mortgage Corp. REMIC
3.50%	11/15/24 - 11/15/30	6,127,151	523,794	(g,o)
4.50%	02/15/18 - 03/15/18	25,314	1,347	(g,h,o)
5.00%	11/15/17 - 02/15/38	313,564	22,482	(g,h,o)
5.50%	06/15/33	22,885	2,917	(g,h,o)
6.38%	08/15/25	2,868,680	406,692	(g,i)
7.50%	07/15/27	2,589	617	(g,h,o)
Federal Home Loan Mortgage Corp. STRIPS
3.72%	08/01/27	440	383	(d,f,h)
8.00%	02/01/23 - 07/01/24	1,691	384	(g,h,o)

Federal National Mortgage Assoc. REMIC
1.21%	12/25/42	111,837	3,277	(g,h,i)
3.50%	05/25/27	2,281,888	300,328	(g,o)
4.50%	05/25/18	2,157	22	(g,h,o)
5.00%	10/25/22 - 09/25/40	4,568,308	555,891	(g,h,o)
5.78%	07/25/38	1,209,467	147,666	(g,i)
8.00%	05/25/22	2	50	(g,h,o)
Federal National Mortgage Assoc. STRIPS
4.50%	08/01/35 - 01/01/36	1,077,196	120,562	(g,o)
5.00%	03/25/38 - 05/25/38	662,427	85,828	(g,o)
5.50%	12/01/33	112,998	14,080	(g,o)
6.00%	01/01/35	438,675	69,351	(g,o)
7.50%	11/01/23	7,553	1,651	(g,h,o)
8.00%	08/01/23 - 07/01/24	3,457	771	(g,h,o)
Government National Mortgage Assoc.
4.50%	10/20/37 - 08/16/39	6,662,467	751,666	(g,o)
5.00%	12/20/35 - 09/20/38	5,377,550	554,576	(g,o)
			3,566,249

Asset Backed—0.1%
Bear Stearns Asset Backed Securities Trust
2.83%	02/25/36	477,032	469,877	(d,h,i)
Capital One Multi-Asset Execution Trust
0.86%	01/15/19	500,000	493,690	(d,i)
Chase Funding Mortgage Loan Asset-Backed Certificates
3.99%	11/25/33	989,705	928,321	(h)
Countrywide Asset-Backed Certificates
1.27%	06/26/33	586,601	288,605	(h,i)
Hertz Vehicle Financing LLC
2.60%	02/25/15	1,500,000	1,531,602	(b,h)
Popular ABS Mortgage Pass-Through Trust
5.30%	11/25/35	700,000	444,717	(h)
			4,156,812

Corporate Notes—8.2%
ABB Finance USA Inc.
1.63%	05/08/17	869,000	883,043	(h)
2.88%	05/08/22	796,000	822,902	(h)
AES Panama S.A.
6.35%	12/21/16	443,000	483,977	(b,h)
Agilent Technologies Inc.
3.20%	10/01/22	614,000	619,799
5.50%	09/14/15	909,000	1,020,213	(h)
Allergan Inc.
3.38%	09/15/20	393,000	425,404	(h)
ALROSA Finance S.A.
7.75%	11/03/20	400,000	453,000	(b,h)
Altria Group Inc.
4.25%	08/09/42	663,000	658,970
America Movil SAB de C.V.
2.38%	09/08/16	2,632,000	2,738,830	(h)
American Axle & Manufacturing Inc.
7.88%	03/01/17	865,000	901,762	(h)
American Express Credit Corp.
1.75%	06/12/15	610,000	623,952	(h)
Amgen Inc.
5.38%	05/15/43	746,000	864,492	(h)
5.65%	06/15/42	444,000	529,974	(h)

Amsted Industries Inc.
8.13%	03/15/18	416,000	449,280	(b,h)
Anadarko Petroleum Corp.
5.95%	09/15/16	794,000	920,006	(h)
6.20%	03/15/40	751,000	920,224
Anglo American Capital PLC
2.63%	09/27/17	1,308,000	1,312,447	(b)
Anheuser-Busch InBev Worldwide Inc.
2.50%	07/15/22	1,325,000	1,343,767
3.63%	04/15/15	1,202,000	1,290,821	(h)
5.38%	11/15/14	1,018,000	1,119,853	(h)
Archer-Daniels-Midland Co.
5.77%	03/01/41	620,000	802,738
Arizona Public Service Co.
6.25%	08/01/16	273,000	321,146	(h)
AstraZeneca PLC
1.95%	09/18/19	878,000	893,388
4.00%	09/18/42	878,000	898,756
AT&T Inc.
0.51%	02/13/15	1,483,000	1,495,686	(d,h)
1.60%	02/15/17	948,000	972,568	(h)
2.95%	05/15/16	844,000	906,928	(h)
5.55%	08/15/41	665,000	827,791	(h)
6.40%	05/15/38	1,305,000	1,724,002	(h)
AvalonBay Communities Inc. (REIT)
2.95%	09/15/22	746,000	743,630
Banco del Estado de Chile
3.88%	02/08/22	200,000	211,871	(b,h)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	200,000	205,000	(b,h)
Bank of America Corp.
5.70%	01/24/22	1,815,000	2,131,828	(h)
5.75%	12/01/17	1,375,000	1,582,014	(h)
Barclays Bank PLC
2.25%	05/10/17	2,354,000	2,425,955	(b,h)
Berkshire Hathaway Finance Corp.
1.60%	05/15/17	944,000	965,959	(h)
3.00%	05/15/22	1,082,000	1,121,681	(h)
BG Energy Capital PLC
2.88%	10/15/16	486,000	515,548	(b,h)
4.00%	10/15/21	200,000	221,275	(b,h)
Bombardier Inc.
7.75%	03/15/20	1,251,000	1,435,522	(b,h)
Boston Properties LP (REIT)
3.85%	02/01/23	943,000	993,194
BP Capital Markets PLC
1.85%	05/05/17	661,000	675,182	(h)
2.25%	11/01/16	1,425,000	1,491,683	(h)
Calpine Corp.
7.25%	10/15/17	887,000	946,872	(b,h)
Cameron International Corp.
3.60%	04/30/22	472,000	485,702
Campbell Soup Co.
2.50%	08/02/22	442,000	441,724
3.80%	08/02/42	292,000	289,617
Cardinal Health Inc.
1.90%	06/15/17	1,106,000	1,125,385

Cargill Inc.
5.20%	01/22/13	2,235,000	2,268,176	(b,h)
Carolina Power & Light Co.
2.80%	05/15/22	470,000	489,051
Case New Holland Inc.
7.88%	12/01/17	507,000	594,457
Caterpillar Inc.
1.50%	06/26/17	1,073,000	1,095,621
CCO Holdings LLC
8.13%	04/30/20	739,000	835,070
Central American Bank for Economic Integration
5.38%	09/24/14	770,000	824,105	(b)
CenturyLink Inc.
5.80%	03/15/22	223,000	242,657
7.65%	03/15/42	321,000	341,997
Cigna Corp.
2.75%	11/15/16	886,000	934,334	(h)
5.38%	02/15/42	662,000	741,656	(h)
Cincinnati Bell Inc.
8.25%	10/15/17	626,000	668,255	(h)
Citigroup Inc.
4.45%	01/10/17	745,000	818,292
5.00%	09/15/14	1,524,000	1,607,393	(h)
5.88%	01/30/42	574,000	691,552
6.13%	08/25/36	470,000	510,350
CityCenter Holdings LLC
7.63%	01/15/16	506,000	540,155
CNA Financial Corp.
5.88%	08/15/20	781,000	911,821	(h)
CNPC HK Overseas Capital Ltd.
4.50%	04/28/21	200,000	220,341	(b)
Columbus International Inc.
11.50%	11/20/14	200,000	222,000	(b)
Comision Federal de Electricidad
4.88%	05/26/21	1,075,000	1,201,312	(b,h)
Consolidated Edison Company of New York Inc.
5.85%	04/01/18	1,505,000	1,865,905	(h)
6.65%	04/01/19	528,000	682,906	(h)
Corning Inc.
4.75%	03/15/42	447,000	483,074
Corp Andina de Fomento
4.38%	06/15/22	877,000	951,113
Corp Nacional del Cobre de Chile
4.25%	07/17/42	330,000	326,350	(b)
5.63%	09/21/35	134,000	160,494	(b,h)
COSL Finance BVI Ltd.
3.25%	09/06/22	562,000	557,888	(b)
Covidien International Finance S.A.
1.35%	05/29/15	708,000	717,124
Credit Suisse AG
2.60%	05/27/16	1,009,000	1,064,035	(b,h)
Crown Castle Towers LLC
4.88%	08/15/40	893,000	1,004,888	(b,h)
6.11%	01/15/40	326,000	392,629	(b,h)
CSX Corp.
4.25%	06/01/21	909,000	1,021,095
CVS Caremark Corp.
3.25%	05/18/15	365,000	388,103

DaVita Inc.
5.75%	08/15/22	329,000	342,160
6.38%	11/01/18	843,000	899,902	(h)
DDR Corp. (REIT)
4.63%	07/15/22	626,000	680,684
Deere & Co.
3.90%	06/09/42	848,000	877,153
Denbury Resources Inc.
6.38%	08/15/21	761,000	825,685	(h)
8.25%	02/15/20	399,000	449,872	(h)
DENTSPLY International Inc.
2.75%	08/15/16	725,000	747,532	(h)
4.13%	08/15/21	953,000	1,001,540	(h)
Development Bank of Kazakhstan JSC
5.50%	12/20/15	200,000	217,000	(b,h)
Devon Energy Corp.
1.88%	05/15/17	944,000	962,291	(h)
Diageo Capital PLC
1.50%	05/11/17	1,259,000	1,280,868	(h)
Diageo Investment Corp.
2.88%	05/11/22	1,327,000	1,383,436	(h)
4.25%	05/11/42	378,000	411,182	(h)
DIRECTV Holdings LLC
2.40%	03/15/17	448,000	459,986	(h)
4.75%	10/01/14	1,026,000	1,100,309	(h)
5.15%	03/15/42	1,337,000	1,360,232	(h)
Dominion Resources Inc.
1.95%	08/15/16	667,000	689,377	(h)
4.90%	08/01/41	398,000	460,740	(h)
DPL Inc.
7.25%	10/15/21	844,000	962,160	(b,h)
DR Horton Inc.
4.38%	09/15/22	818,000	812,887
Duke Energy Corp.
1.63%	08/15/17	884,000	886,595
3.05%	08/15/22	2,200,000	2,221,116
Duke Realty LP (REIT)
6.50%	01/15/18	986,000	1,144,926	(h)
Eastman Chemical Co.
2.40%	06/01/17	2,301,000	2,403,185	(h)
eBay Inc.
1.35%	07/15/17	619,000	626,421
2.60%	07/15/22	442,000	445,093
4.00%	07/15/42	531,000	516,902
Ecopetrol S.A.
7.63%	07/23/19	345,000	441,600	(h)
Empresa de Energia de Bogota S.A.
6.13%	11/10/21	168,000	184,800	(b,h)
Empresa Nacional del Petroleo
4.75%	12/06/21	250,000	267,500	(b,h)
Energy Transfer Equity LP
7.50%	10/15/20	632,000	717,320	(h)
Energy Transfer Partners LP
6.50%	02/01/42	225,000	259,634	(h)
6.70%	07/01/18	701,000	832,329	(h)
Enterprise Products Operating LLC
1.25%	08/13/15	884,000	892,768
4.45%	02/15/43	442,000	437,181

EOG Resources Inc.
2.63%	03/15/23	439,000	443,732
European Investment Bank
0.49%	12/15/14	1,420,000	1,431,959	(d,h)
4.88%	01/17/17	2,040,000	2,381,904	(h)
Exelon Corp.
4.90%	06/15/15	1,393,000	1,531,145	(h)
Export Credit Bank of Turkey
5.38%	11/04/16	300,000	321,750	(b,h)
Express Scripts Holding Co.
2.65%	02/15/17	2,157,000	2,260,327	(b,h)
3.13%	05/15/16	1,421,000	1,515,333	(h)
3.90%	02/15/22	425,000	463,017	(b,h)
4.75%	11/15/21	474,000	548,440	(b,h)
6.13%	11/15/41	445,000	577,694	(b,h)
Florida Power & Light Co.
4.13%	02/01/42	847,000	921,284
Ford Motor Credit Company LLC
3.00%	06/12/17	942,000	958,854
4.25%	09/20/22	62,000	63,535
Forest Oil Corp.
7.25%	06/15/19	843,000	836,677
Fresenius Medical Care US Finance Inc.
5.75%	02/15/21	1,734,000	1,855,380	(b,h)
Frontier Communications Corp.
7.13%	03/15/19	886,000	943,590	(h)
Gazprom Neft OAO Via GPN Capital S.A.
4.38%	09/19/22	395,000	393,025	(b)
Georgia Power Co.
4.30%	03/15/42	472,000	503,504
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	180,000	194,400	(b,j)
Goldman Sachs Capital I
6.35%	02/15/34	750,000	753,537
Great Plains Energy Inc.
4.85%	06/01/21	1,004,000	1,113,417
Hanesbrands Inc.
6.38%	12/15/20	903,000	979,755	(h)
HCA Inc.
6.50%	02/15/20	799,000	888,887	(h)
Hewlett-Packard Co.
4.05%	09/15/22	437,000	442,103
Host Hotels & Resorts LP (REIT)
4.75%	03/01/23	1,028,000	1,065,265
6.00%	11/01/20	421,000	465,205
Hughes Satellite Systems Corp.
6.50%	06/15/19	905,000	968,350	(h)
Hyundai Capital America
1.63%	10/02/15	875,000	875,433	(b)
2.13%	10/02/17	1,291,000	1,291,182	(b)
Ingles Markets Inc.
8.88%	05/15/17	926,000	997,765
Instituto Costarricense de Electricidad
6.95%	11/10/21	300,000	333,000	(b)
Intergas Finance BV
6.38%	05/14/17	100,000	113,500	(b,h)
Jabil Circuit Inc.
4.70%	09/15/22	140,000	139,300

John Deere Capital Corp.
3.15%	10/15/21	710,000	757,355	(h)
JPMorgan Chase & Co.
4.35%	08/15/21	926,000	1,020,617
4.50%	01/24/22	703,000	779,803
Kazakhstan Temir Zholy Finance BV
6.38%	10/06/20	200,000	239,722	(b)
KazMunayGas National Co.
9.13%	07/02/18	100,000	129,424	(b)
11.75%	01/23/15	100,000	120,643	(b)
KFW
2.00%	10/04/22	2,187,000	2,166,077
Kinder Morgan Energy Partners LP
3.45%	02/15/23	442,000	455,073
5.00%	08/15/42	442,000	458,946
Kinross Gold Corp.
6.88%	09/01/41	283,000	288,684
Koninklijke Philips Electronics N.V.
5.00%	03/15/42	344,000	387,668	(h)
Korea Development Bank
3.25%	03/09/16	897,000	941,271	(h)
4.00%	09/09/16	518,000	562,892	(h)
Korea National Oil Corp.
2.88%	11/09/15	686,000	713,614	(b,h)
3.13%	04/03/17	951,000	999,254	(b,h)
Kraft Foods Group Inc.
1.63%	06/04/15	579,000	587,769	(b,h)
2.25%	06/05/17	943,000	970,822	(b,h)
5.00%	06/04/42	802,000	894,693	(b,h)
Kreditanstalt fuer Wiederaufbau
4.50%	07/16/18	1,567,000	1,856,738	(h)
Levi Strauss & Co.
7.63%	05/15/20	888,000	959,040	(h)
Liberty Mutual Group Inc.
4.95%	05/01/22	225,000	235,350	(b)
6.50%	05/01/42	458,000	495,801	(b)
Linn Energy LLC
8.63%	04/15/20	694,000	759,930
Listrindo Capital BV
6.95%	02/21/19	300,000	330,507	(b)
Lorillard Tobacco Co.
3.50%	08/04/16	974,000	1,030,930	(h)
LyondellBasell Industries N.V.
5.00%	04/15/19	500,000	531,250
Majapahit Holding BV
7.75%	10/17/16	400,000	474,000	(b,h)
Marriott International Inc.
3.25%	09/15/22	1,141,000	1,146,964
McDonald’s Corp.
1.88%	05/29/19	944,000	979,290	(h)
Merck & Company Inc.
2.40%	09/15/22	878,000	885,066
Mexichem SAB de C.V.
4.88%	09/19/22	300,000	304,500	(b)
6.75%	09/19/42	300,000	311,310	(b)
MidAmerican Energy Holdings Co.
6.13%	04/01/36	1,000,000	1,279,377	(h)

Morgan Stanley
5.50%	07/28/21	898,000	982,760
5.75%	01/25/21	473,000	519,189
Mylan Inc.
7.88%	07/15/20	281,000	315,422	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	545,000	584,871	(b,h)
National JSC Naftogaz of Ukraine
9.50%	09/30/14	200,000	203,260
Newcrest Finance Pty Ltd.
4.20%	10/01/22	875,000	880,899	(b)
Newfield Exploration Co.
5.63%	07/01/24	788,000	874,680
5.75%	01/30/22	844,000	943,170	(h)
News America Inc.
6.65%	11/15/37	579,000	734,718
Nexen Inc.
6.40%	05/15/37	1,102,000	1,398,887
NextEra Energy Capital Holdings Inc.
2.60%	09/01/15	1,706,000	1,768,747	(h)
Nisource Finance Corp.
3.85%	02/15/23	1,074,000	1,126,542
Nordea Bank AB
3.13%	03/20/17	738,000	771,800	(b)
Novartis Capital Corp.
2.40%	09/21/22	1,052,000	1,064,415
3.70%	09/21/42	263,000	271,918
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	453,960	510,478	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	491,000	593,326
Omnicom Group Inc.
3.63%	05/01/22	1,253,000	1,323,420
ONEOK Partners LP
2.00%	10/01/17	658,000	670,199
3.38%	10/01/22	658,000	661,205
6.13%	02/01/41	562,000	675,032	(h)
Pacific Gas & Electric Co.
6.05%	03/01/34	1,111,000	1,460,182	(h)
PacifiCorp
6.25%	10/15/37	153,000	209,648
PAETEC Holding Corp.
8.88%	06/30/17	236,000	256,060
Peabody Energy Corp.
6.25%	11/15/21	400,000	398,000	(b)
Penerbangan Malaysia Bhd
5.63%	03/15/16	230,000	260,024
PepsiCo Inc.
2.75%	03/05/22	1,276,000	1,324,709	(h)
Petrobras International Finance Co.
2.88%	02/06/15	380,000	390,574
3.50%	02/06/17	1,183,000	1,237,220	(h)
3.88%	01/27/16	420,000	444,280
Petroleos Mexicanos
5.50%	06/27/44	179,000	196,900
6.50%	06/02/41	167,000	208,165

Petronas Capital Ltd.
5.25%	08/12/19	580,000	686,475	(b)
7.88%	05/22/22	280,000	399,651	(b)
Philip Morris International Inc.
2.50%	05/16/16	1,004,000	1,060,633	(h)
3.88%	08/21/42	884,000	888,501
Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	600,000	772,500
7.39%	12/02/24	200,000	277,000	(b,h)
Pride International Inc.
6.88%	08/15/20	950,000	1,202,629	(h)
Prudential Financial Inc.
5.63%	05/12/41	475,000	534,315	(h)
Range Resources Corp.
5.75%	06/01/21	843,000	906,225	(h)
Raytheon Co.
1.40%	12/15/14	942,000	956,990	(h)
Roche Holdings Inc.
6.00%	03/01/19	1,649,000	2,070,305	(b,h)
Royal Bank of Canada
1.20%	09/19/17	1,317,000	1,325,297
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.30%	12/27/17	400,000	423,084	(b)
6.00%	06/03/21	600,000	609,300	(b,h,i)
RZD Capital Ltd.
5.74%	04/03/17	200,000	221,616
Santander Holdings USA Inc.
3.00%	09/24/15	438,000	443,133
Schlumberger Investment S.A.
2.40%	08/01/22	1,326,000	1,312,544	(b)
Sempra Energy
2.30%	04/01/17	1,201,000	1,256,914	(h)
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	200,000	212,742	(b)
Sinopec Group Overseas Development 2012 Ltd.
2.75%	05/17/17	944,000	978,825	(b,h)
Smurfit Kappa Acquisitions
4.88%	09/15/18	250,000	246,875	(b)
Takeda Pharmaceutical Company Ltd.
1.63%	03/17/17	1,766,000	1,786,009	(b,h)
Texas Instruments Inc.
1.65%	08/03/19	663,000	666,119
Textron Inc.
6.20%	03/15/15	798,000	876,568	(h)
The ADT Corp.
2.25%	07/15/17	624,000	642,248	(b)
3.50%	07/15/22	656,000	681,514	(b)
4.88%	07/15/42	860,000	930,982	(b,h)
The AES Corp.
8.00%	10/15/17	669,000	772,695	(h)
The Coca-Cola Co.
3.30%	09/01/21	326,000	363,050
The Goldman Sachs Group Inc.
5.75%	01/24/22	1,195,000	1,376,492	(h)
6.75%	10/01/37	657,000	703,832
Time Warner Cable Inc.
6.75%	07/01/18	1,288,000	1,619,831	(h)

Time Warner Inc.
3.15%	07/15/15	314,000	335,094	(h)
4.90%	06/15/42	330,000	362,069
Total Capital International S.A.
1.55%	06/28/17	2,226,000	2,267,742
2.70%	01/25/23	1,315,000	1,340,357
Toyota Motor Credit Corp.
1.75%	05/22/17	1,195,000	1,227,711	(h)
Transnet SOC Ltd.
4.00%	07/26/22	442,000	449,293	(b)
4.50%	02/10/16	500,000	531,093	(b,h)
Transocean Inc.
3.80%	10/15/22	438,000	440,268
United Parcel Service Inc.
2.45%	10/01/22	875,000	882,984
United Technologies Corp.
1.80%	06/01/17	472,000	489,547	(h)
4.50%	06/01/42	708,000	793,516	(h)
Vail Resorts Inc.
6.50%	05/01/19	1,324,000	1,439,850	(h)
Verizon Communications Inc.
2.00%	11/01/16	2,350,000	2,456,925	(h)
Viacom Inc.
2.50%	12/15/16	1,159,000	1,220,913	(h)
Visteon Corp.
6.75%	04/15/19	928,000	974,400	(h)
Vodafone Group PLC
2.50%	09/26/22	876,000	874,690
Walgreen Company
1.80%	09/15/17	614,000	620,933
3.10%	09/15/22	614,000	623,104
Watson Pharmaceuticals Inc.
1.88%	10/01/17	611,000	617,800
3.25%	10/01/22	437,000	442,597
4.63%	10/01/42	349,000	357,320
Weatherford International Ltd.
4.50%	04/15/22	761,000	795,873	(h)
5.95%	04/15/42	713,000	750,060	(h)
WellPoint Inc.
1.25%	09/10/15	616,000	620,301
1.88%	01/15/18	880,000	886,727
3.30%	01/15/23	990,000	1,001,317
Willis Group Holdings PLC
4.13%	03/15/16	1,063,000	1,128,359	(h)
Woodside Finance Ltd.
4.50%	11/10/14	1,517,000	1,608,888	(b,h)
WPP Finance 2010
3.63%	09/07/22	440,000	443,209
5.13%	09/07/42	441,000	434,936
Xstrata Finance Canada Ltd.
5.80%	11/15/16	751,275	848,815	(b,h)
			229,170,840

Non-Agency Collateralized Mortgage Obligations—0.9%
Banc of America Merrill Lynch Commercial Mortgage Inc.
5.36%	09/10/47	980,000	1,103,762	(h,i)
5.63%	07/10/46	400,000	461,125	(h)
5.68%	07/10/46	440,000	490,681
5.92%	02/10/51	277,000	327,286	(h,i)
6.40%	02/10/51	792,000	959,394	(h,i)
Bear Stearns Commercial Mortgage Securities
4.93%	02/13/42	1,010,000	1,104,622	(h,i)
5.57%	03/11/39	611,439	616,312	(h,i)
5.71%	04/12/38	1,050,000	1,150,812	(h,i)
Citigroup Commercial Mortgage Trust
5.48%	10/15/49	470,000	432,808
COMM 2006-C7 Mortgage Trust
5.97%	06/10/46	1,190,000	1,273,317	(i)
Commercial Mortgage Pass Through Certificates
4.98%	05/10/43	500,000	550,858	(h,i)
Credit Suisse First Boston Mortgage Securities Corp.
5.32%	10/25/35	160,546	3,789	(i)
Credit Suisse Mortgage Capital Certificates
5.53%	02/25/36	44,073	835	(i)
GS Mortgage Securities Corp. II
3.00%	08/10/44	950,000	1,017,326
3.55%	04/10/34	510,000	550,853	(b)
5.47%	08/10/44	440,000	498,239	(b,i)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.27%	06/16/45	900,000	987,336
5.04%	03/15/46	710,000	773,595	(i)
5.34%	08/12/37	390,000	430,037	(i)
5.44%	06/12/47	1,420,000	1,635,545
5.79%	02/12/51	1,610,000	1,910,492	(h,i)
LB-UBS Commercial Mortgage Trust
4.95%	09/15/30	630,000	694,426
5.16%	02/15/31	860,000	964,373
6.06%	06/15/38	440,000	508,457
MASTR Alternative Loans Trust
5.00%	08/25/18	16,751	1,532	(g,o)
Merrill Lynch
5.49%	07/12/46	440,000	384,988
Morgan Stanley Capital I Inc.
5.16%	10/12/52	2,000,000	2,246,618	(i)
5.62%	12/12/49	162,990	162,907
5.90%	10/15/42	150,000	125,690	(i)
5.99%	08/12/41	1,055,000	1,235,447	(i)
6.46%	01/11/43	470,000	553,497	(i)
Wachovia Bank Commercial Mortgage Trust
5.47%	01/15/45	810,000	890,328	(i)
Wells Fargo Commercial Mortgage Trust
4.69%	10/15/45	220,000	224,647	(i)
Wells Fargo Mortgage Backed Securities Trust
5.50%	01/25/36 - 03/25/36	663,586	13,397
			24,285,331

Sovereign Bonds—0.4%
Banco Nacional de Desenvolvimento Economico e Social
5.50%	07/12/20	100,000	118,500	(b,h)
Eskom Holdings SOC Ltd.
5.75%	01/26/21	500,000	570,000	(b,h)

Gabonese Republic
8.20%	12/12/17	100,000	122,000
Government of Argentina
2.50%	12/31/38	128,860	47,485	(h,j)
Government of Colombia
4.38%	07/12/21	300,000	345,450	(h)
Government of Croatia
6.38%	03/24/21	300,000	332,745	(b)
Government of Dominican Republic
7.50%	05/06/21	300,000	338,250	(b,h)
Government of El Salvador
7.65%	06/15/35	280,000	312,900	(b,h)
Government of Ghana Republic
8.50%	10/04/17	300,000	352,500	(b)
Government of Hungary
4.75%	02/03/15	121,000	121,127
7.63%	03/29/41	246,000	277,980
Government of Indonesia
4.88%	05/05/21	300,000	343,500	(b)
Government of Lebanon
4.00%	12/31/17	56,650	55,659
5.15%	11/12/18	173,000	171,702
6.10%	10/04/22	173,000	175,162
Government of Lithuania
6.75%	01/15/15	200,000	220,000	(b,h)
Government of Mexico
4.75%	03/08/44	890,000	990,125	(h)
5.75%	10/12/49	172,000	205,540	(h)
6.05%	01/11/40	130,000	173,225	(h)
Government of Peru
6.55%	03/14/37	447,000	658,207	(h)
7.35%	07/21/25	100,000	146,500
Government of Philippines
4.00%	01/15/21	200,000	223,500
6.38%	01/15/32	300,000	405,750
Government of Poland
3.00%	03/17/23	147,000	144,457
5.00%	03/23/22	500,000	580,000
6.38%	07/15/19	74,000	91,390
Government of Romania
6.75%	02/07/22	346,000	389,250	(b,h)
Government of Serbia Republic
7.25%	09/28/21	100,000	105,750	(b,h)
Government of South Africa
6.25%	03/08/41	100,000	132,060	(h)
Government of Sri Lanka
7.40%	01/22/15	100,000	108,500	(b,h)
8.25%	10/24/12	100,000	100,300
Government of Turkey
5.13%	03/25/22	400,000	440,500	(h)
6.88%	03/17/36	168,000	213,150	(h)
Government of Ukraine
6.25%	06/17/16	172,000	165,254	(b,h)
Government of Uruguay
6.88%	09/28/25	381,075	518,262	(h)
Government of Venezuela
10.75%	09/19/13	332,000	340,300

Government of Vietnam
1.50%	03/12/16	51,130	46,663	(i)
Russian Foreign Bond - Eurobond
3.25%	04/04/17	600,000	631,368	(b,h)
7.50%	03/31/30	135,511	171,083	(j)
			10,886,094

Municipal Bonds and Notes—0.2%
American Municipal Power Inc.
6.27%	02/15/50	655,000	763,488	(h)
Municipal Electric Authority of Georgia
6.64%	04/01/57	474,000	550,537
New Jersey State Turnpike Authority
7.41%	01/01/40	200,000	295,122
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	620,000	716,094	(h)
Port Authority of New York & New Jersey
4.46%	10/01/62	985,000	991,324
South Carolina State Public Service Authority
6.45%	01/01/50	495,000	672,373	(h)
State of California
5.70%	11/01/21	705,000	800,506
			4,789,444

FNMA—0.0%*
Lehman TBA
5.50%	TBA	620,251	—	** (c,m,p)

Total Bonds and Notes			775,155,154
(Cost $755,541,863)

		Number of Shares	Fair Value

Exchange Traded Funds—2.7%
Financial Select Sector SPDR Fund		156,417	$2,440,105	(n)
Industrial Select Sector SPDR Fund		248,928	9,095,830	(n)
Vanguard MSCI Emerging Markets Fund		1,506,824	62,909,902

Total Exchange Traded Funds			74,445,837
(Cost $75,091,840)

Other Investments—0.2%
GEI Investment Fund			5,100,821	(k)
(Cost $4,147,009)

Total Investments in Securities			2,480,846,163
(Cost $2,261,532,193)

Short-Term Investments—14.1%

Short-Term Investments—11.2%
GE Institutional Money Market Fund—Investment Class
0.08%			310,638,825	(d,k)

		Principal Amount	Fair Value

Time Deposit—0.0%*
State Street Corp.
0.01%	10/01/12	$524,741	$524,741	(e)

U.S. Treasuries—0.4%
U.S. Treasury Bills
0.14%	01/03/13	11,000,000	10,997,998	(d)

Federal Agencies—2.5%
Federal Home Loan Bank Discount Notes
0.02%	10/12/12	12,500,000	12,499,850	(d)
0.05%	10/04/12	8,000,000	7,999,960	(d)
0.10%	11/28/12	13,600,000	13,599,075	(d)
Federal Home Loan Mortgage Corp. Discount Notes
0.04%	11/05/12	1,000,000	999,958	(d)
0.06%	11/15/12	22,000,000	21,998,834	(d)
Federal National Mortgage Assoc. Discount Notes
0.13%	12/19/12	13,000,000	12,998,518	(d)
			70,096,195

Total Short-Term Investments			392,257,759
(Cost $392,250,727)

Total Investments			2,873,103,922
(Cost $2,653,782,920)

Liabilities in Excess of Other Assets, net—(3.2)%			(89,487,519)

NET ASSETS—100.0%			$2,783,616,403

Other Information

The Fund had the following long futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
EURO Stoxx 50 Index Futures	December 2012	2	$63,167	$(1,169)
FTSE 100 Index Futures	December 2012	1	92,253	(651)
S&P Midcap 400 Emini Index Futures	December 2012	823	81,188,950	(3,125,879)
S&P 500 Emini Index Futures	December 2012	64	4,589,440	(79,712)
Topix Index Futures	December 2012	1	94,473	(1,366)
2 Yr. U.S.Treasury Notes Futures	December 2012	79	17,421,969	7,626
5 Yr. U.S.Treasury Notes Futures	December 2012	1027	127,997,899	518,059
30 Yr. U.S.Treasury Bonds Futures	December 2012	57	8,514,375	87,773

				$(2,595,319)

The Fund had the following short futures contracts open at September 30, 2012 (Unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
S&P 500 Emini Index Futures	December 2012	37	$(2,653,270)	$29,057
Ultra long U.S.Treasury Bond Futures	December 2012	237	(39,156,844)	93,004
10 Yr. U.S.Treasury Notes Futures	December 2012	571	(76,219,578)	(335,898)

				$(213,837)

				$(2,809,156)

At September 30, 2012, the Fund had the following foreign currency forward exchange contracts (Unaudited):

Description	Unrealized Appreciation/ (Depreciation)
Sold 47,500,000 EURO; Purchased $62,510,713 for settlement on 01/22/2013	$1,326,045
Sold 20,800,000 GBP; Purchased $33,767,344 for settlement on 01/22/2013	189,734
Sold 1,999,999,966 Japanese yen; Purchased $25,379,744 for settlement on 12/12/2012	(343,615)

$1,172,164

The Fund was invested in the following countries at September 30, 2012 (Unaudited):

Country	Percentage (based on Fair Value)
United States	79.05%
United Kingdom	4.74%
Japan	2.58%
Germany	2.24%
Switzerland	1.88%
France	1.41%
China	1.01%
Canada	0.79%
South Korea	0.78%
Sweden	0.49%
Taiwan	0.48%
Hong Kong	0.46%
Australia	0.42%
Brazil	0.40%
Netherlands	0.39%
Italy	0.35%
Singapore	0.30%
Mexico	0.27%
Russian Federation	0.23%
Ireland	0.23%
Belgium	0.19%
India	0.17%
Supranational	0.19%
South Africa	0.14%
Norway	0.10%
Philippines	0.08%
Chile	0.08%
Malaysia	0.08%
Indonesia	0.07%
Turkey	0.06%
Peru	0.05%
Colombia	0.03%
Kazakhstan	0.03%
Poland	0.03%
Uruguay	0.02%
Panama	0.02%
Thailand	0.02%
Lebanon	0.01%
Hungary	0.01%
Romania	0.01%
Ukraine	0.01%
Ghana	0.01%

Venezuela	0.01%
Dominican Republic	0.01%
Costa Rica	0.01%
Croatia	0.01%
El Salvador	0.01%
Cyprus	0.01%
Barbados	0.01%
Lithuania	0.01%
Sri Lanka	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at September 30, 2012 (Unaudited):

Industry	Domestic	Foreign	Total
Integrated Oil & Gas	1.55%	1.48%	3.03%
Diversified Financial Services	1.07%	1.67%	2.74%
Pharmaceuticals	1.65%	1.08%	2.73%
Exchange Traded Funds	2.59%	0.00%	2.59%
Communications Equipment	2.02%	0.17%	2.19%
Computer Hardware	2.02%	0.00%	2.02%
Internet Software & Services	1.05%	0.74%	1.79%
Systems Software	1.67%	0.00%	1.67%
Data Processing & Outsourced Services	1.59%	0.00%	1.59%
Semiconductors	0.59%	0.88%	1.47%
Soft Drinks	1.29%	0.00%	1.29%
Healthcare Services	0.95%	0.33%	1.28%
Industrial Machinery	0.68%	0.60%	1.28%
Healthcare Equipment	1.22%	0.00%	1.22%
Cable & Satellite	1.18%	0.00%	1.18%
Asset Management & Custody Banks	1.14%	0.00%	1.14%
Oil & Gas Equipment & Services	1.02%	0.10%	1.12%
Biotechnology	0.95%	0.14%	1.09%
Packaged Foods & Meats	0.43%	0.62%	1.05%
Life & Health Insurance	0.26%	0.78%	1.04%
Fertilizers & Agricultural Chemicals	0.38%	0.63%	1.01%
Home Improvement Retail	0.83%	0.00%	0.83%
Specialized REITs	0.83%	0.00%	0.83%
Aerospace & Defense	0.54%	0.27%	0.81%
Household Products	0.36%	0.44%	0.80%
Diversified Metals & Mining	0.19%	0.53%	0.72%
Air Freight & Logistics	0.71%	0.00%	0.71%
Automobile Manufacturers	0.09%	0.62%	0.71%
IT Consulting & Other Services	0.59%	0.11%	0.70%
Wireless Telecommunication Services	0.00%	0.68%	0.68%
Application Software	0.28%	0.37%	0.65%
Multi-Line Insurance	0.33%	0.31%	0.64%
Specialized Finance	0.64%	0.00%	0.64%
Oil & Gas Exploration & Production	0.54%	0.09%	0.63%
Construction & Farm Machinery & Heavy Trucks	0.45%	0.15%	0.60%
Movies & Entertainment	0.58%	0.00%	0.58%
Distillers & Vintners	0.00%	0.55%	0.55%
Industrial Gases	0.13%	0.39%	0.52%
Apparel, Accessories & Luxury Goods	0.00%	0.51%	0.51%
Advertising	0.29%	0.20%	0.49%
Integrated Telecommunication Services	0.49%	0.00%	0.49%
Property & Casualty Insurance	0.49%	0.00%	0.49%

Regional Banks	0.34%	0.13%	0.47%
Broadcasting	0.45%	0.01%	0.46%
Multi-Utilities	0.17%	0.29%	0.46%
Diversified Support Services	0.02%	0.40%	0.42%
Consumer Finance	0.38%	0.00%	0.38%
Railroads	0.36%	0.01%	0.37%
Retail REITs	0.37%	0.00%	0.37%
Diversified Chemicals	0.36%	0.00%	0.36%
Tobacco	0.34%	0.02%	0.36%
Restaurants	0.33%	0.00%	0.33%
Diversified Real Estate Activities	0.00%	0.31%	0.31%
Independent Power Producers & Energy Traders	0.29%	0.00%	0.29%
Life Sciences Tools & Services	0.27%	0.02%	0.29%
Agricultural Products	0.28%	0.00%	0.28%
Electric Utilities	0.20%	0.07%	0.27%
Investment Banking & Brokerage	0.27%	0.00%	0.27%
Construction & Engineering	0.02%	0.24%	0.26%
Healthcare Distributors	0.23%	0.00%	0.23%
Healthcare Supplies	0.00%	0.23%	0.23%
Casinos & Gaming	0.19%	0.03%	0.22%
Home Furnishing Retail	0.22%	0.00%	0.22%
Research & Consulting Services	0.12%	0.10%	0.22%
Steel	0.17%	0.04%	0.21%
Brewers	0.00%	0.20%	0.20%
Office REITs	0.20%	0.00%	0.20%
Diversified Capital Markets	0.00%	0.19%	0.19%
Specialty Stores	0.19%	0.00%	0.19%
Human Resource & Employment Services	0.00%	0.18%	0.18%
Residential REITs	0.18%	0.00%	0.18%
Construction Materials	0.00%	0.17%	0.17%
Internet Retail	0.17%	0.00%	0.17%
Oil & Gas Storage & Transportation	0.16%	0.00%	0.16%
Department Stores	0.15%	0.00%	0.15%
Electronic Equipment & Instruments	0.00%	0.15%	0.15%
Distributors	0.14%	0.00%	0.14%
Food Retail	0.00%	0.14%	0.14%
Trading Companies & Distributors	0.04%	0.10%	0.14%
Photographic Products	0.00%	0.12%	0.12%
General Merchandise Stores	0.11%	0.00%	0.11%
Industrial Conglomerates	0.00%	0.10%	0.10%
Heavy Electrical Equipment	0.00%	0.09%	0.09%
Electrical Components & Equipment	0.06%	0.02%	0.08%
Healthcare Facilities	0.08%	0.00%	0.08%
Water Utilities	0.08%	0.00%	0.08%
Apparel Retail	0.05%	0.00%	0.05%
Diversified REITs	0.05%	0.00%	0.05%
Home Building	0.05%	0.00%	0.05%
Housewares & Specialties	0.05%	0.00%	0.05%
Industrial REITs	0.05%	0.00%	0.05%
Paper Packaging	0.04%	0.00%	0.04%
Trucking	0.04%	0.00%	0.04%
Electronic Manufacturing Services	0.00%	0.03%	0.03%
Managed Healthcare	0.02%	0.01%	0.03%
Thrifts & Mortgage Finance	0.00%	0.03%	0.03%
Tires & Rubber	0.00%	0.03%	0.03%
Auto Parts & Equipment	0.00%	0.02%	0.02%

Drug Retail	0.00%	0.02%	0.02%
Footwear	0.02%	0.00%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Office Electronics	0.02%	0.00%	0.02%
Oil & Gas Drilling	0.02%	0.00%	0.02%
Real Estate Operating Companies	0.00%	0.02%	0.02%
Semiconductor Equipment	0.02%	0.00%	0.02%
Specialty Chemicals	0.02%	0.00%	0.02%
Commodity Chemicals	0.00%	0.01%	0.01%
Education Services	0.00%	0.01%	0.01%
Electronic Components	0.00%	0.01%	0.01%
Food Distributors	0.01%	0.00%	0.01%
Healthcare Technology	0.01%	0.00%	0.01%
Highways & Railtracks	0.00%	0.01%	0.01%
Hotels, Resorts & Cruise Lines	0.01%	0.00%	0.01%
Hypermarkets & Super Centers	0.00%	0.01%	0.01%
Marine Ports & Services	0.00%	0.01%	0.01%
Office Services & Supplies	0.01%	0.00%	0.01%
Personal Products	0.00%	0.01%	0.01%
Publishing	0.01%	0.00%	0.01%
Real Estate Development	0.00%	0.01%	0.01%
Real Estate Services	0.01%	0.00%	0.01%
Reinsurance	0.00%	0.01%	0.01%

			59.18%

Sector	Percentage (based on Fair Value)
Agency Mortgage Backed	9.30%
U.S. Treasuries	8.05%
Corporate Notes	7.98%
Non-Agency Collateralized Mortgage Obligations	0.85%
Sovereign Bonds	0.38%
Municipal Bonds and Notes	0.17%
Asset Backed	0.14%
Agency Collateralized Mortgage Obligations	0.12%

26.99%

Short-Term and Other Investments
Short-Term	13.65%
Other Investments	0.18%

13.83%

100.00%

GEI Real Estate Securities Fund

Schedule of Investments—September 30, 2012 (Unaudited)

	Number of Shares	Fair Value
Common Stock (REITs)—97.3% †
Diversified—3.0%
Vornado Realty Trust	29,390	$2,382,059

Freestanding—2.7%
National Retail Properties Inc.	69,890	2,131,645

Health Care—14.0%
HCP Inc.	66,020	2,936,570
Healthcare Inc.	66,465	3,838,354
Senior Housing Properties Trust	16,620	361,984
Ventas Inc.	63,160	3,931,710
		11,068,618

Hotel—5.6%
DiamondRock Hospitality Co.	73,740	710,116
Host Hotels & Resorts Inc.	103,680	1,664,064
LaSalle Hotel Properties	28,880	770,807
Pebblebrook Hotel Trust	7,580	177,296
RLJ Lodging Trust	43,790	828,069
Sunstone Hotel Investors Inc.	25,600	281,600	(a)
		4,431,952

Hotels, Resorts & Cruise Lines—0.8%
Orient-Express Hotels Ltd.	67,430	600,127	(a)

Industrial—5.4%
First Industrial Realty Trust Inc.	49,780	654,109	(a)
Prologis Inc.	104,200	3,650,126
		4,304,235

Multifamily—19.6%
American Campus Communities Inc.	27,160	1,191,781
Apartment Investment & Management Co.	21,120	548,909
AvalonBay Communities Inc.	11,870	1,614,201
BRE Properties Inc.	23,890	1,120,202
Camden Property Trust	19,030	1,227,245
Colonial Properties Trust	36,170	761,379
Education Realty Trust Inc.	54,190	590,671
Equity Residential	60,970	3,507,604
Essex Property Trust Inc.	13,230	1,961,215
Home Properties Inc.	9,230	565,522
UDR Inc.	96,850	2,403,817
		15,492,546

Net Leased—0.3%
Spirit Realty Capital Inc.	16,980	263,190	(a)

Office—13.1%
Alexandria Real Estate Equities Inc.	14,046	1,032,662
Boston Properties Inc.	31,810	3,518,504
Brandywine Realty Trust	6,440	78,504
CommonWealth	43,540	633,942

Highwoods Properties Inc.	12,370	403,509
Hudson Pacific Properties Inc.	15,600	288,600
Kilroy Realty Corp.	3,690	165,238
Mack-Cali Realty Corp.	46,850	1,246,210
Piedmont Office Realty Trust Inc.	46,990	814,807
SL Green Realty Corp.	26,600	2,129,862
		10,311,838

Office/Industrial—2.4%
Duke Realty Corp.	66,390	975,933
Liberty Property Trust	26,320	953,837
		1,929,770

Regional Malls—14.4%
CBL & Associates Properties Inc.	20,420	435,763
General Growth Properties Inc.	70,970	1,382,496
Glimcher Realty Trust	19,090	201,781
Simon Property Group Inc.	38,830	5,894,782
Taubman Centers Inc.	6,670	511,789
The Macerich Co.	51,730	2,960,508
		11,387,119

Self Storage—4.8%
Public Storage	27,180	3,782,641

Shopping Centers—8.8%
Acadia Realty Trust	14,900	369,818
DDR Corp.	114,830	1,763,789
Equity One Inc.	15,030	316,532
Excel Trust Inc.	14,460	165,133
Kimco Realty Corp.	104,140	2,110,918
Regency Centers Corp.	15,080	734,848
Tanger Factory Outlet Centers	46,410	1,500,435
		6,961,473

Specialty—3.2%
Digital Realty Trust Inc.	35,650	2,490,152

Total Common Stock (REIT)		77,537,365
(Cost $65,631,364)

Other Investments—0.0%*
GEI Investment Fund	2,712	(k)
(Cost $2,205)

Total Investments in Securities	77,540,077
(Cost $65,633,569)

Short-Term Investments—2.2%
GE Institutional Money Market Fund—Investment Class
0.08%	1,756,854
(Cost $1,756,854)

Total Investments	79,296,931
(Cost $67,390,423)

Liabilities in Excess of Other Assets, net—(0.3)%	(253,584)

NET ASSETS—100.0%	$79,043,347

Notes to Schedules of Investments September 30, 2012 (Unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Funds have bought and the diversity of areas in which the Funds’ may invest as of a particular date. It may not be representative of the Funds’ current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities amounted to $2,976,649 and $59,295,306 or 6.45% and 2.13% of the net assets of the GE Investments Income Fund and GE Investments Total Return Fund respectively. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At September 30, 2012 , all or a portion of this security is reserved and/or pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or Floating rate security. The stated rate represents the rate at September 30, 2012.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GE Investment Fund and the GE Institutional Money Market Fund. The GEI Investment Fund has been determined to be illiquid using procedures established by the Board of Trustees.

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment Adviser.

(m)	Securities in default

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

(p)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Board of Trustees.

*	Less than 0.05%.
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of September 30, 2012 .
††	Security traded on different exchanges.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard & Poors Depository Receipts

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Securities Valuation

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a framework for measuring fair value and providing related disclosures. Broadly, the framework requires fair value to be determined based on the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date. It also establishes a three-level valuation hierarchy based upon observable and non-observable inputs.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Policies and procedures are maintained to value investments using the best and most relevant data available. In addition, pricing vendors are utilized to assist in valuing investments. GEAM performs periodic reviews of the methodologies used by independent pricing services including price validation of individual securities.

Fair Value Measurement

The following section describes the valuation methodologies the Funds use to measure different financial investments at fair value.

A Fund’s portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sale price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price. Level 1 securities primarily include publicly-traded equity securities, which may not necessarily represent the last sales price. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid price as reported by independent pricing services. The pricing services use various pricing models for each asset class. The inputs and assumptions to the model of the pricing services are derived from market observable sources, which may include: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers and other market related data. Since many fixed income securities do not trade on a daily basis, the methodology of the pricing service may also use other available information such as benchmark curves, benchmarking of similar securities, sector groupings and matrix pricing, as applicable. Thus, certain securities may not be priced using market quotations, but rather determined from market observable information. These investments are included in Level 2 and are primarily comprised of corporate fixed income, government, mortgage and asset-backed securities. In the absence of a reliable bid price from such a pricing service, debt securities may be valued based on broker or dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified as Level 3.

A Fund may use non-binding broker or dealer quotes for valuation when there is limited or no relevant market activity for a specific investment or for other investments that share similar characteristics and a price is not provided by a pricing service or is deemed not to be reliable. The Funds have not adjusted the prices obtained. Investment securities priced using non-binding broker or dealer quotes are included in Level 3.

Portfolio securities of the Money Market Fund and any short-term securities of sufficient credit quality held by any other fund with remaining maturities of sixty days or less at the time of purchase are typically valued on the basis of amortized cost which approximates fair value and these are included in Level 2. If it is determined that amortized cost does not approximate fair value, securities may be valued based on dealer supplied valuations or quotations. In these infrequent circumstances, pricing services may provide the Funds with valuations that are based on significant unobservable inputs, and in those circumstances the investment securities are classified in Level 3.

The Funds use the net asset value per unit for collective funds (i.e., GEI Investment Fund). The Funds classify the investment security in Level 2.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds’ Board of Directors that are designed to establish its “fair” value. These securities are typically classified in Level 3. Those procedures require that the fair value of a security be established by a valuation committee of GEAM. The valuation committee follows different protocols for different types of investments and circumstances. The fair value procedures may be used to value any investment of any Fund in the appropriate circumstances.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security’s primary market and before the close of regular trading on the NYSE. In these circumstances the Funds classify the investment securities in Level 2. This independent fair value pricing service uses a proprietary model to identify affected securities, taking into consideration various factors, and the fair value of such securities may be something other than the last available quotation or other market price.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuters exchange rate computed at 11:00 a.m. Eastern time.

Fair value determinations generally are used for securities whose value is affected by a significant event that will materially affect the value of a security and which occurs subsequent to the time of the close of the principal market on which such security trades but prior to the calculation of the Funds’ NAV.

The value established for such a portfolio security valued other than by use of a market quotation (as described above) may be different than what would be produced through the use of market quotations or another methodology. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that a Fund could sell a portfolio security for the value established for it at any time and it is possible that a Fund would incur a loss because a portfolio security is sold at a discount to its established value.

Other financial investments are derivative instruments that are not reflected in total investments, such as futures, forwards, swaps, and written options contracts, which are valued based on fair value as discussed above.

The Funds use closing prices for derivatives included in Level 1, which are traded either on exchanges or liquid over-the counter markets. Derivative assets and liabilities included in Level 2 primarily represent interest rate swaps, cross-currency swaps and foreign currency and commodity forward and option contracts. Derivative assets and liabilities included in Level 3 primarily represent interest rate products that contain embedded optionality or prepayment features.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following tables present the Funds’ investments measured at fair value on a recurring basis at September 30, 2012:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities †
	Common Stock	$29,308,540	$—	$—	$29,308,540
	Exchange Traded Funds	486,311	—	—	486,311
	Other Investments	—	8,195	—	8,195
	Short-Term Investments	1,355,094	—	—	1,355,094

	Total Investments in Securities	$31,149,945	$8,195	$—	$31,158,140

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(12,455)	$—	$—	$(12,455)

S&P 500 Index Fund	Investments in Securities †
	Common Stock	$189,775,625	$—	$—	$189,775,625
	Other Investments	—	73,298	—	73,298
	Short-Term Investments	3,034,619	—	—	3,034,619

	Total Investments in Securities	$192,810,244	$73,298	$—	$192,883,542

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(50,646)	$—	$—	$(50,646)

Premier Growth Equity Fund	Investments in Securities †
	Common Stock	$36,231,992	$—	$—	$36,231,992
	Other Investments	—	2,801	—	2,801
	Short-Term Investments	2,326,556	—	—	2,326,556

	Total Investments in Securities	$38,558,548	$2,801	$—	$38,561,349

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(15,185)	$—	$—	$(15,185)

Core Value Equity Fund	Investments in Securities †
	Common Stock	$15,597,005	$—	$—	$15,597,005
	Exchange Traded Funds	256,643	—	—	256,643
	Other Investments	—	8,198	—	8,198
	Short-Term Investments	224,388	—	—	224,388

	Total Investments in Securities	$16,078,036	$8,198	$—	$16,086,234

	Other Financial Instruments *
	Futures Contracts — Unrealized Depreciation	$(1,018)	$—	$—	$(1,018)

Small-Cap Equity Fund	Investments in Securities †
	Common Stock	$40,750,878	$—	$—	$40,750,878
	Other Investments	—	10	—	10
	Short-Term Investments	2,259,875	—	—	2,259,875

	Total Investments in Securities	$43,010,753	$10	$—	$43,010,764

	Other Financial Instruments *
	Futures Contracts —Unrealized Appreciation	$(18,930)	$—	$—	$(18,930)

Income Fund	Investments in Securities †
	U.S. Treasuries	$—	$11,441,259	$—	$11,441,259
	Agency Mortgage Backed	—	13,859,264	—	13,859,264
	Agency CMOs	—	396,695	—	396,695
	Asset Backed	—	219,717	—	219,717
	Corporate Notes	—	12,466,551	—	12,466,551
	Non-Agency CMOs	—	1,285,870	—	1,285,870
	Sovereign Bonds	—	642,670	—	642,670
	Municipal Notes and Bonds	—	390,570	—	390,570
	Other Investments	—	238,015	—	238,015
	Short-Term Investments	7,503,539	—	—	7,503,539

	Total Investments in Securities	$7,503,539	$40,940,611	$—	$48,444,150

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$59,356	$—	$—	$59,356
	Futures Contracts — Unrealized Depreciation	(28,169)	—	—	(28,169)

	Total Other Financial Instruments	$31,187	$—	$—	$31,187

Total Return Fund	Investments in Securities †
	Domestic Equity	$1,105,994,262	$—	$—	$1,105,994,262
	Foreign Equity	510,009,618	—	—	510,009,618
	U.S. Treasuries	—	242,199,812	—	242,199,812
	Agency Mortgage Backed	—	267,098,570	—	267,098,570
	Agency CMOs	—	3,566,249	—	3,566,249
	Asset Backed	—	4,156,812	—	4,156,812
	Corporate Notes	—	229,170,840	—	229,170,840
	Non-Agency CMOs	—	24,285,331	—	24,285,331
	Sovereign Bonds	—	10,886,094	—	10,886,094
	Municipal Notes and Bonds	—	4,789,444	—	4,789,444
	Exchange Traded Funds	74,445,837	—	—	74,445,837
	Preferred Stock	10,140,471		—	10,140,471
	Other Investments	—	5,100,821	—	5,100,821
	Short-Term Investments	310,638,825	70,620,937	—	381,259,762

	Total Investments in Securities	$2,011,229,013	$861,874,910	$—	$2,873,103,923

	Other Financial Instruments *
	Futures Contracts — Unrealized Appreciation	$735,519	$—	$—	$735,519
	Futures Contracts — Unrealized Depreciation	(3,543,309)	—	—	(3,543,309)
	Foreign Currency Forward Exchange Contracts —Unrealized Appreciation	1,515,779	—	—	1,515,779
	Foreign Currency Forward Exchange Contracts — Unrealized Depreciation	(343,615)	—	—	(343,615)

	Total Other Financial Instruments	$(1,635,626)	$—	$—	$(1,635,626)

Real Estate Securities	Investments in Securities †
	Common Stock	$77,537,365	$—	$—	$77,537,365
	Other Investments	—	2,712	—	2,712
	Short-Term Investments	1,756,854	—	—	1,756,854

	Total Investments in Securities	$79,294,219	$2,712	$—	$79,296,931

†	See Schedule of Investments for Industry Classification
*	Other financial instruments include derivative instruments such as futures contracts. Amounts shown represent unrealized appreciation (depreciation), at period end.

There were no transfers between fair value levels. Transfers between fair value levels are considered to occur at the beginning of the period.

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended September 30, 2012:

S&P 500 Index Fund	Common Stock	Preferred Stock	Total
Balance at 12/31/11	$173	$—	$173
Accrued discounts/premiums	—	—	—
Realized gain (loss)	(2,105)	(21)	(2,126)
Change in unrealized gain (loss)	78	252	330
Purchases	2,271	(175)	2,096
Sales	(417)	(56)	(473)
Issuances	—	—	—
Settlements	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance at 09/30/12	$—	$—	$—

Change in unrealized appreciation relating to securities still held at 09/30/12	$—	$—	$—

INCOME TAXES

At September 30, 2012, information on the tax cost of investments was as follows:

Fund	Cost of investment for Tax purposes	Gross Tax appreciation	Gross Tax depreciation	Net Tax appreciation / (depreciation)
U.S. Equity Fund	$28,203,513	$4,449,358	$(1,494,731)	2,954,627
S&P 500 Index Fund	154,853,360	63,368,025	(25,337,843)	38,030,182
Premier Growth Equity Fund	30,070,632	10,596,682	(2,105,965)	8,490,717
Core Value Equity Fund	14,180,147	2,431,309	(525,222)	1,906,087
Small-Cap Equity Fund	38,719,195	6,924,848	(2,633,280)	4,291,568
Income Fund	47,203,432	1,817,575	(576,857)	1,240,718
Total Return Fund	2,694,435,583	253,997,593	(75,329,253)	178,668,340
Real Estate Securities	68,694,728	12,258,176	(1,655,973)	10,602,203

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Investments Funds, Inc.

By:	/s/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: November 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Investments Funds, Inc.

Date: November 19, 2012

By:	/s/ ARTHUR A. JENSEN
Arthur A. Jensen
Treasurer, GE Investments Funds, Inc.

Date: November 19, 2012